UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	November 1, 2012 — April 30, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)
PTRNX

Putnam Absolute Return 300 Fund®

Semiannual report
4 | 30 | 13

A world of investing.™

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
300 Fund®

Semiannual report
4 | 30 | 13

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Trustee approval of management contract	17

Financial statements	23

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. You can lose money by investing in the fund. Our active trading strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s effort to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return.

Message from the Trustees

Dear Fellow Shareholder:

Equities around the world have generally demonstrated a positive trend in early 2013. However, after a strong 2012, fixed-income markets have been facing challenges and increased volatility in 2013.

Supportive macroeconomic data, notably better housing and employment data in the United States, and the coordinated stimulative monetary policies of central banks around the world are helping to boost equity values, although investor confidence remains tempered. Markets continue to confront a variety of macroeconomic and fiscal challenges worldwide — from budget concerns in the United States to the eurozone’s debt-related troubles.

Investor apprehension today can be linked to the heightened volatility that has challenged markets for over a decade. In this fundamentally changed environment, Putnam’s equity and fixed-income teams are focused on integrating innovative investing ideas into our more time-tested, traditional strategies. It is also important to rely on the guidance of your financial advisor, who can help ensure that your portfolio matches your individual goals and tolerance for risk.

We would like to extend a welcome to new shareholders of the fund and to thank you for investing with Putnam.

Putnam Absolute Return 300 Fund®

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds pursue positive returns with less volatility over three years or more, and can take steps seeking to reduce specific risks. Freed from the constraints of a traditional benchmark, the 300 Fund can invest in a wide range of securities.

D. William Kohli, Portfolio Manager and Co-Head of Fixed Income, leads the fund and is backed by a seasoned team.

- 4 portfolio managers, each with at least 24 years in the investment industry
- Research of over 70 specialists across global fixed-income sectors
- Experience managing absolute return strategies since 1999

The fund is not intended to outperform stocks and bonds during strong market rallies.

Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	●				
Defines positive return targets Pursues targeted returns above inflation over a full market cycle (three years or more)	●				
Available strategies					
U.S. bonds	●	●	●		
U.S. stocks	●		●	●	
Foreign bonds	●	●	●		
Foreign stocks	●		●		●
Emerging markets	●				●
Commodities	●				
Hedging strategies	●	●			●
REITs	●				
Cash	●				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund's prospectus for complete details.

The 300 Fund has been less volatile than stocks and on par with bonds.

The fund has pursued active strategies that seek to reduce risk.

Standard deviation of returns since fund inception 12/23/08–4/30/13

Treasury bills 0.05%
Putnam Absolute Return 300 Fund® 2.71%
Bonds 2.59%
Stocks 16.45%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio. Past performance is not indicative of future results.

2 Absolute Return 300 Fund
Absolute Return 300 Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 1.00%; had they, returns would have been lower. See pages 3, 5, and 11–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

The fund is not expected to outperform during periods of market rallies.

4	Absolute Return 300 Fund

Interview with your fund’s portfolio manager

Bill, how would you describe the bond market environment during the six months ended April 30, 2013?

It was a strong period for the most credit-sensitive categories, particularly high-yield bonds, which saw their yield spreads — their yield advantage over U.S. Treasuries — tighten further, thanks to persistent investor demand and solid corporate fundamentals. These sectors benefited from the improved risk sentiment that was spurred by global monetary easing during and prior to the reporting period. With interest rates rising across most global developed markets during much of the period, Treasuries, global government securities, and other defensive categories lagged, posting either negative or nominally positive returns. That said, longer-term Treasury yields fell in April, providing a notable end-of-period boost to that sector. Emerging-market [EM] bonds were also helped by falling Treasury yields.

Both at home and abroad, political leaders continued to grapple with fiscal challenges. While there were several events that produced negative headlines, including the government spending sequester in the United States and the banking crisis in Cyprus, riskier assets performed well in an environment of policy and macroeconomic uncertainty, which suggests that investors have recognized the opportunity cost of remaining on the sidelines.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/13. See pages 3–4 and 11–12 for additional fund performance information. Index descriptions can be found on page 16.

Absolute Return 300 Fund	5

The fund’s objective is to outpace inflation — as measured by Treasury bills — by three percentage points over periods of three years or more. It achieved that objective at net asset value during the past six months. What factors fueled this solid showing?

Our holdings of non-agency residential mortgage-backed securities [RMBS], coupled with our prepayment strategy, were the biggest contributors to the fund’s performance. Non-agency RMBS performed well during the period’s first half, driven by investors’ appetite for higher-yielding securities, as well as a strengthening U.S. housing market. Our prepayment strategy, which entailed holding government-agency interest-only securities [agency IOs] that were hedged with agency mortgage pass-throughs, was successful overall, as we focused our security selection in pools that we believed would experience fewer prepayments. However, the strategy’s performance was hampered in April, when rising Treasury yields led to negative returns for agency IOs.

Elsewhere, our investments in commercial mortgage-backed securities [CMBS] also bolstered the fund’s return. CMBS benefited from the demand for higher-yielding securities amid stronger commercial real estate fundamentals and an improving outlook for U.S. economic growth in 2013 and beyond.

Allocations to high-yield bonds, investment-grade corporate bonds, and EM debt were additional contributors to performance. From this group, high-yield bonds were the standout, as the asset class was among the best-performing fixed-income categories during the period.

The fund’s term structure positioning, by which I mean its duration — or interest-rate

Allocations are represented as a percentage of the fund’s net assets as of 4/30/13. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

6	Absolute Return 300 Fund

sensitivity — and yield-curve strategy, provided a further boost to results. We sought to limit the fund’s interest-rate risk by maintaining a duration near zero in the United States, while also positioning the fund to benefit should the yield curve steepen. While our duration stance slightly hampered performance, our steeper-yield-curve strategy proved beneficial and more than offset the negative impact of the fund’s short duration. Internationally, curve positioning in Japan, Switzerland, and Mexico also helped performance.

Which strategies detracted from performance?

Our holdings of “swaptions” — which give us the option to enter into a swap contract and were used to hedge the interest-rate and prepayment risks associated with our mortgage pass-through and agency IO positions — slightly dampened performance. The swaption strategy we constructed was designed to protect the portfolio in the event that the yield spreads on our underlying IO holdings exhibited heightened volatility. As it turned out, these spreads were relatively calm until the period’s final month, so our “insurance” was largely unnecessary. That said, this strategy illustrates one way we used derivatives to help manage portfolio risk.

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/13. Short-term holdings, derivatives, and TBA commitments, if any, are excluded. Holdings may vary over time.

Absolute Return 300 Fund	7

In what additional ways did you use derivatives during the period?

We used bond futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve and to hedge the fund’s interest-rate risk. In addition, we employed forward currency contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies as part of our active strategy involving global currency pairings. We also used total return swaps to help manage the fund’s exposure to various sectors and to hedge against inflation risk in certain regions.

What is your outlook for the coming months, and how are you positioning the fund?

Despite rising gasoline prices and higher payroll taxes, we believe the U.S. economy remains solidly in a mid-cycle expansion, buoyed by stronger consumer spending. By boosting economic activity and underpinning firmer labor market conditions, the U.S. housing recovery is helping to offset the drag on consumers from fiscal austerity measures. For example, during the six months ended February 2013, more than 10% of new jobs were in construction. What’s more, bank lending standards began to loosen, helping to reinforce economic growth. While we believe these factors should continue to promote moderate economic expansion, we do not believe the economy will grow strongly enough in the near term to cause the Federal Reserve to shift from its current accommodative monetary policy stance.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are represented as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

8	Absolute Return 300 Fund

Outside the United States, Japan joined China in early-cycle recoveries, providing a lift to the rest of Asia. It appears that Germany’s economy has begun to pick up, but much of the rest of Europe remains in recession. The European Central Bank revised its 2013 growth forecast downward and is anticipating a modest contraction while remaining concerned about downside risks to the eurozone economy.

Within this environment, we plan to continue deemphasizing interest-rate risk in the portfolio and expect to maintain the fund’s bias toward a steepening yield curve. As long as the Fed continues to inject liquidity into the financial system through targeted bond purchases, we don’t believe interest rates are likely to move significantly higher than where they are today. We recognize, however, that any strategy that relies on rates declining further to drive performance is risky amid what may be a range-bound and volatile interest-rate environment. For that reason, we intend to keep the portfolio’s duration near zero and will rely on other factors to influence the fund’s performance.

At period-end, our positions in securitized sectors represented the fund’s largest allocation. In prepayment-sensitive areas, we are more cautious toward lower-coupon pass-throughs — those with coupons below 4% — but favor pools in the 4%-to-5% coupon range that we believe exhibit favorable prepayment profiles. In credit-sensitive areas, we plan to maintain our diversified exposure to CMBS, as well as modest allocations to high-yield bonds and investment-grade corporate bonds.

Thanks for your timely commentary, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Absolute Return 300 Fund	9

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Kevin F. Murphy, Michael V. Salm, and Paul D. Scanlon, CFA.

IN THE NEWS

The economic outlook for major industrialized nations is slowly improving, with the United States and Japan leading the way, according to a report by the Organisation for Economic Co-operation and Development (OECD). Economic expansion is also taking place in most major countries around the world, including the 17-nation eurozone, where Germany’s economy is growing and stabilization is occurring in Italy and France. Growth also is solidifying in Japan, whose new government has launched efforts to bring the country’s long-stagnant economy back to life through various stimulus efforts, and growth is picking up in China, where an economic hard landing has been avoided. The OECD sees growth weakening in India and normal, “around trend” growth taking place in Russia, Brazil, and the United Kingdom. Meanwhile, the World Trade Organization (WTO) has cut its overall 2013 forecast for global trade volume growth to 3.3% from 4.5%. Global trade grew by 2% in 2012, the second-worst figure since this economic statistic began to be tracked in 1981, according to the WTO. The worst trade figure came in 2009 during the global economic crisis.

10	Absolute Return 300 Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2013, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, class R5, class R6, and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Life of fund	15.64%	14.48%	14.04%	14.04%	11.95%	11.95%	15.25%	14.38%	14.39%	16.89%	17.03%	16.89%
Annual average	3.40	3.16	3.06	3.06	2.63	2.63	3.31	3.14	3.14	3.65	3.68	3.65

3 years	5.83	4.78	5.14	5.14	3.44	3.44	5.69	4.90	5.14	6.68	6.80	6.67
Annual average	1.91	1.57	1.69	1.69	1.13	1.13	1.86	1.61	1.68	2.18	2.22	2.18

1 year	5.12	4.07	4.96	3.96	4.43	3.43	5.18	4.39	4.96	5.43	5.56	5.43

6 months	3.63	2.60	3.46	2.46	3.23	2.23	3.68	2.90	3.56	3.74	3.87	3.74

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 1.00% and 0.75% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 1% in the first year, declining to 0.50% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Absolute Return 300 Fund	11

Comparative index returns For periods ended 4/30/13

	BofA Merrill Lynch	Barclays U.S. Aggregate
	U.S. Treasury Bill Index	Bond Index

Life of fund	0.81%	28.31%
Annual average	0.19	5.90

3 years	0.45	17.47
Annual average	0.15	5.51

1 year	0.14	3.68

6 months	0.07	0.90

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/13

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y

Number	1		1	1	1		1	1	1	1

Income	$0.160		$0.141	$0.066	$0.154		$0.132	$0.173	$0.176	$0.192

Capital gains	—		—	—	—		—	—	—	—

Total	$0.160		$0.141	$0.066	$0.154		$0.132	$0.173	$0.176	$0.192

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/12	$10.58	$10.69	$10.53	$10.44	$10.55	$10.63	$10.54	$10.63	$10.63	$10.63

4/30/13	10.80	10.91	10.75	10.71	10.78	10.86	10.78	10.85	10.86	10.83

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.00% for class A shares and 0.75% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Life of fund	15.32%	14.17%	13.72%	13.72%	11.74%	11.74%	14.82%	13.96%	14.07%	16.57%	16.60%	16.56%
Annual average	3.39	3.15	3.06	3.06	2.63	2.63	3.29	3.11	3.13	3.65	3.66	3.65

3 years	6.03	4.97	5.34	5.34	3.73	3.73	5.79	4.99	5.23	6.87	6.90	6.87
Annual average	1.97	1.63	1.75	1.75	1.23	1.23	1.89	1.64	1.71	2.24	2.25	2.24

1 year	4.53	3.48	4.36	3.36	3.84	2.84	4.48	3.70	4.36	4.94	4.97	4.93

6 months	3.83	2.80	3.77	2.77	3.54	2.54	3.79	3.01	3.77	4.04	4.07	4.04

See the discussion following the Fund performance table on page 11 for information about the calculation of fund performance.

12	Absolute Return 300 Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Total annual operating expenses for
the fiscal year ended 10/31/12*	0.82%	1.02%	1.57%	0.87%	1.07%	0.57%**	0.57%**	0.57%

Annualized expense ratio for the
six-month period ended 4/30/13†	0.78%	0.98%	1.53%	0.83%	1.03%	0.53%	0.53%	0.53%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Restated to reflect current fees.

** Other expenses for class R5 and class R6 shares have been annualized.

† Includes a decrease of 0.07% from annualizing the performance fee adjustment for the six months ended 4/30/13.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2012, to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$3.94	$4.94	$7.71	$4.19	$5.20	$2.68	$2.68	$2.68

Ending value (after expenses)	$1,036.30	$1,034.60	$1,032.30	$1,036.80	$1,035.60	$1,037.40	$1,038.70	$1,037.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Absolute Return 300 Fund	13

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2013, use the following calculation method. To find the value of your investment on November 1, 2012, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$3.91	$4.91	$7.65	$4.16	$5.16	$2.66	$2.66	$2.66

Ending value (after expenses)	$1,020.93	$1,019.93	$1,017.21	$1,020.68	$1,019.69	$1,022.17	$1,022.17	$1,022.17

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14	Absolute Return 300 Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.00% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1% maximum during the first year to 0.5% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class R5 shares and class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to certain employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Absolute Return 300 Fund	15

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2013, Putnam employees had approximately $381,000,000 and the Trustees had approximately $91,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16	Absolute Return 300 Fund

Trustee approval of management contract

Consideration of a new management contract

At their meeting on December 14, 2012, the Trustees of the fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), approved a new management contract with Putnam Investment Management (“Putnam Management”). In substance, the new management contract differed from the existing management contract only in that it (i) changed the base management fee from a blended rate determined in accordance with fund family breakpoints to a fixed rate of 60 basis points and (ii) obliged Putnam Management to pay, out of the management fee, all of the fund’s organizational and other operating expenses (including investor servicing fees), excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses. No change was proposed to the fund’s performance adjustment, to the fund’s investor servicing agreement, or to the nature and quality of any of the services provided to the fund under its management and investor servicing contracts. The change, which results in the fund paying a single management fee in return for Putnam Management providing advisory services and paying for investor servicing services and organization and operating expenses (with certain exceptions), is often referred to as a “unitary” or “all-in” management fee.

In considering whether to approve the new management contract, the Trustees considered information provided by Putnam Management about the proposed new “all-in” management fee structure, including, among other things, Putnam Management’s observation that, under all reasonably foreseeable circumstances, the impact of the new “all-in” management fee would be to reduce, or at least not increase, the fund’s advisory fees. The Trustees also took into account that they had most recently approved the annual continuation of the fund’s existing management contract with Putnam Management in June 2012. Because, other than the transition to an “all-in” management fee, the effective date of the contract, and the initial term of the contract (through June 30, 2013), the new management contract was identical to the fund’s existing management contract, the Trustees relied to a considerable extent on their previous approval of the continuance of the fund’s existing management contract, which is described below.

After considering the factors described above relating to the “all-in” management fee structure under the new management contract, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s current management contract in June 2012, the Trustees, including the Independent Trustees, concluded that the proposed management contract was in the best interests of the fund and its shareholders and approved the proposed management contract. It was important to the Trustees that the fees paid for advisory services would not increase under any reasonably foreseeable set of circumstances, there would be no reduction in the nature or quality of advisory services provided to the fund and that there was no disadvantage to shareholders. Consistent with Securities and Exchange Commission staff guidance in similar circumstances, shareholder approval was not required.

Absolute Return 300 Fund	17

General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing management contract

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management, the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2012, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2012, the Contract Committee met in executive session with the other Independent Trustees to discuss the Contract Committee’s preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 22, 2012 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2012. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

18	Absolute Return 300 Fund

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds, including your fund, have relatively new management contracts, which introduced fee schedules that reflect more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts have been in effect for two years — since January or, for a few funds, February 2010. The Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted.

Under its management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. In addition, your fund’s management contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the management contract. To ensure that the performance comparison was being made over a reasonable period of time, your fund did not begin accruing performance adjustments until January 2011, by which time there was a twelve month period under the new management contract based on which to determine performance adjustments. The Contract Committee observed that the complex-wide breakpoints of the open-end funds and your fund’s performance fee had only been in place for two years, and the Trustees will continue to examine the operation of this new breakpoint structure and performance fee in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. The expense limitations were: (i) a

Absolute Return 300 Fund	19

contractual expense limitation applicable to all retail open-end funds of 37.5 basis points (effective March 1, 2012, this expense limitation was reduced to 32 basis points) on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). In addition, effective through at least June 30, 2013, Putnam Management has agreed to waive fees (and, to the extent necessary, bear other expenses) to the extent that expenses of your fund (before any performance adjustment to the fund’s management fee and exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plans) would exceed 0.60% of the fund’s average net assets. Putnam Management’s support for these expense limitations was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 1st quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 1st quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2011 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds).

The fee and expense data reported by Lipper as of December 31, 2011 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual

20	Absolute Return 300 Fund

funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and, where applicable, with the performance of competitive funds or targeted annualized return. They noted that since 2009, when Putnam Management began implementing major changes to strengthen its investment personnel and processes, there has been a steady improvement in the number of Putnam funds showing above-median three-year performance results. They also noted the disappointing investment performance of some funds for periods ended December 31, 2011 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered information about the total return of your fund, and your fund’s performance relative to its targeted annualized return, over the one- and three-year periods ended December 31, 2011. Putnam Absolute Return 300 Fund’s class A shares’ return net of fees and expenses was negative over the one-year period, was positive over the three-year period and lagged its targeted annualized return over the one- and three-year periods. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered steps that Putnam Management had taken to support improved performance. In particular, the Trustees recognized that Putnam Management has adjusted the compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

Absolute Return 300 Fund	21

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to acquire research services that supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

22	Absolute Return 300 Fund

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Absolute Return 300 Fund	23

The fund’s portfolio 4/30/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (41.4%)*	Principal amount	Value

Agency collateralized mortgage obligations (18.6%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.691s, 2035	$194,062	$317,859
IFB Ser. 3072, Class SM, 23.068s, 2035	487,061	754,245
IFB Ser. 3072, Class SB, 22.921s, 2035	436,392	673,230
IFB Ser. 3249, Class PS, 21.619s, 2036	375,027	560,602
IFB Ser. 2990, Class LB, 16.438s, 2034	1,140,013	1,593,977
IFB Ser. 3859, Class SG, IO, 6.501s, 2039	3,184,518	350,775
IFB Ser. 3727, Class PS, IO, 6.501s, 2038	18,635,779	1,460,844
IFB Ser. 3856, Class PS, IO, 6.401s, 2040	4,222,226	533,198
IFB Ser. 3708, Class SQ, IO, 6.351s, 2040	12,951,647	1,769,065
IFB Ser. 3907, Class KS, IO, 6.351s, 2040	8,544,513	1,065,717
IFB Ser. 3708, Class SA, IO, 6.251s, 2040	27,930,278	3,746,568
IFB Ser. 3934, Class SA, IO, 6.201s, 2041	1,852,199	311,744
IFB Ser. 3852, Class NT, 5.801s, 2041	11,110,910	12,098,670
IFB Ser. 3752, Class PS, IO, 5.801s, 2040	20,202,950	2,599,312
Ser. 3632, Class CI, IO, 5s, 2038	413,790	18,753
Ser. 3626, Class DI, IO, 5s, 2037	215,582	6,036
Ser. 3747, Class HI, IO, 4 1/2s, 2037	690,730	48,112
Ser. 4026, Class JI, IO, 4s, 2041	9,033,042	910,531
Ser. 3748, Class NI, IO, 4s, 2034	6,009,893	120,078
Ser. 3751, Class MI, IO, 4s, 2034	651,823	7,476
Ser. 4158, Class TI, IO, 3s, 2042	10,024,138	1,312,160
Ser. 4165, Class TI, IO, 3s, 2042	10,260,495	1,323,604
Ser. T-8, Class A9, IO, 0.445s, 2028	521,927	5,545
Ser. T-59, Class 1AX, IO, 0.274s, 2043	1,212,853	15,303
Ser. T-48, Class A2, IO, 0.212s, 2033	1,789,808	17,758
Ser. 4077, Class TO, PO, zero %, 2041	1,915,071	1,632,311
Ser. 3835, Class FO, PO, zero %, 2041	25,407,334	22,136,640
FRB Ser. T-54, Class 2A, IO, zero %, 2043	721,007	113

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.799s, 2031 F	1,488,761	2,048,849
IFB Ser. 05-74, Class NK, 26.499s, 2035	131,432	233,800
IFB Ser. 07-53, Class SP, 23.466s, 2037	423,327	654,237
IFB Ser. 05-75, Class GS, 19.649s, 2035	434,747	620,071
IFB Ser. 11-4, Class CS, 12 1/2s, 2040	3,843,982	4,699,731
IFB Ser. 12-3, Class SD, IO, 6.31s, 2042	5,181,957	883,835
IFB Ser. 404, Class S13, IO, 6.2s, 2040	666,438	94,393
IFB Ser. 10-35, Class SG, IO, 6.2s, 2040	10,943,351	1,576,061
IFB Ser. 13-13, Class SA, IO, 5.95s, 2043	14,609,744	3,752,659
Ser. 397, Class 2, IO, 5s, 2039	447,016	56,436
Ser. 398, Class C5, IO, 5s, 2039	868,550	69,223
Ser. 12-124, Class UI, IO, 4s, 2042	5,271,442	830,252
Ser. 12-30, Class PI, IO, 4s, 2042	12,441,907	1,499,499
Ser. 406, Class 2, IO, 4s, 2041	1,390,053	160,273
Ser. 406, Class 1, IO, 4s, 2041	894,398	110,279
Ser. 417, Class C19, IO, 3 1/2s, 2033	13,885,207	1,700,938

24	Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (41.4%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 13-6, Class BI, IO, 3s, 2042	$5,209,643	$624,115
Ser. 13-35, Class IP, IO, 3s, 2042 F	6,113,505	764,839
Ser. 03-W10, Class 1, IO, 1.3s, 2043	477,857	18,984
Ser. 98-W2, Class X, IO, 0.937s, 2028	3,378,146	196,355
Ser. 98-W5, Class X, IO, 0.873s, 2028	977,245	43,976
Ser. 03-W1, Class 2A, IO, zero %, 2042	1,527,911	119
Ser. 07-44, Class CO, PO, zero %, 2037	127,320	115,145

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.653s, 2041	10,693,034	17,110,887
IFB Ser. 10-158, Class SD, 14.402s, 2040	2,479,000	3,646,386
IFB Ser. 11-70, Class WS, 9.302s, 2040	10,522,271	12,515,926
IFB Ser. 11-72, Class SE, 7.14s, 2041	7,375,000	8,112,190
IFB Ser. 11-56, Class MS, 6.876s, 2041	2,240,835	2,498,935
IFB Ser. 11-61, Class CS, IO, 6.481s, 2035	15,577,197	1,830,321
IFB Ser. 10-120, Class SB, IO, 6.001s, 2035	1,462,803	118,458
IFB Ser. 10-20, Class SC, IO, 5.951s, 2040	423,559	70,658
IFB Ser. 11-70, Class SN, IO, 5.7s, 2041	11,996,000	3,051,902
IFB Ser. 11-70, Class SH, IO, 5.69s, 2041	15,001,000	3,851,957
IFB Ser. 10-42, Class DS, IO, 5.501s, 2040	6,692,752	970,449
IFB Ser. 10-37, Class SG, IO, 5.501s, 2040	7,425,761	1,154,260
Ser. 13-3, Class IT, IO, 5s, 2043	14,399,264	2,264,482
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	10,572,947	1,695,583
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	9,190,592	1,812,385
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	838,093	126,301
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	11,750,699	925,368
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	4,664,147	618,279
Ser. 11-70, PO, zero %, 2041	16,789,847	14,281,276
Ser. 10-151, Class KO, PO, zero %, 2037	2,966,284	2,702,225

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.662s, 2027	262,726	2,576
Ser. 98-3, IO, 0.284s, 2027	160,654	2,360
Ser. 98-2, IO, 0.19s, 2027	140,819	1,012
Ser. 98-4, IO, zero %, 2026	207,242	5,100

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
5.98s, 2045	1,277,428	244,308

		155,757,879
Commercial mortgage-backed securities (16.9%)
Banc of America Commercial Mortgage, Inc.
Ser. 04-3, Class D, 5.798s, 2039	2,832,319	2,921,990
FRB Ser. 07-3, Class A2, 5.796s, 2049	188,933	189,770
Ser. 06-5, Class A2, 5.317s, 2047	6,548,137	6,553,048
Ser. 06-6, Class A2, 5.309s, 2045	1,257,087	1,268,599
Ser. 04-4, Class D, 5.073s, 2042	1,827,000	1,861,827
Ser. 07-1, Class XW, IO, 0.485s, 2049	6,333,140	58,379

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.034s, 2042	6,713,490	63,657
Ser. 02-PB2, Class XC, IO, 0.512s, 2035	5,322,677	48

Absolute Return 300 Fund	25

MORTGAGE-BACKED SECURITIES (41.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.151s, 2042	$5,209,000	$5,664,788
FRB Ser. 06-PW11, Class AJ, 5.618s, 2039	3,456,000	3,629,880
Ser. 05-PWR9, Class C, 5.055s, 2042	959,000	926,778
Ser. 05-PWR9, Class AJ, 4.985s, 2042	3,766,000	3,947,898

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.618s, 2039	1,544,000	1,507,716
Ser. 07-PW15, Class X2, IO, 0.578s, 2044	245,693,484	810,789

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class AJ,
5.934s, 2049	3,462,000	3,643,184

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class D, 5.041s, 2045	5,243,000	5,644,614

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	3,439,000	3,748,510
Ser. 06-C8, Class A2B, 5.248s, 2046	652,811	656,048

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.479s, 2045	1,063,000	1,013,463
FRB Ser. 13-CR6, Class D, 4.316s, 2046 F	713,000	637,668
FRB Ser. 07-C9, Class AJFL, 0.89s, 2049	3,639,000	3,106,250

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.955s, 2039	2,191,775	2,208,349

CS First Boston Mortgage Securities Corp. Ser. 03-CPN1,
Class E, 4.891s, 2035	1,849,000	1,849,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	1,797,386	1,977,124
Ser. 03-C3, Class AX, IO, 1.613s, 2038	8,008,889	304

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB
Ser. 11-LC2A, Class D, 5.626s, 2044	1,367,000	1,476,283

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1,
Class B4, 7.424s, 2031	1,214,740	1,219,770

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	2,644,000	2,710,100

First Union National Bank Commercial Mortgage 144A
Ser. 01-C3, Class K, 6.155s, 2033	1,348,611	1,348,611

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1,
Class B, 4.846s, 2048	1,197,000	1,250,865

GE Commercial Mortgage Corporation Trust 144A FRB
Ser. 04-C1, Class G, 5.157s, 2038	2,606,000	2,665,677

GMAC Commercial Mortgage Securities, Inc. 144A FRB
Ser. 03-C2, Class F, 5.614s, 2040	1,472,000	1,472,000

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C1, Class J, 5.363s, 2035	2,300,000	2,343,010
Ser. 03-C1, Class G, 4.773s, 2035	2,233,000	2,228,737

GS Mortgage Securities Trust
Ser. 05-GG4, Class B, 4.841s, 2039**	3,310,000	3,313,641
FRB Ser. 12-GCJ9, Class XA, IO, 2.567s, 2045 (acquired
11/16/12, cost $1,536,940) ∆∆	9,911,875	1,510,925
FRB Ser. 04-GG2, Class D, 5.728s, 2038	883,000	891,140

26	Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (41.4%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A FRB Ser. GC10, Class D,
4.563s, 2046	$2,203,000	$2,136,690

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051	3,179,000	3,347,487
FRB Ser. 04-CB9, Class B, 5.833s, 2041	1,599,000	1,659,122
Ser. 06-CB16, Class AJ, 5.623s, 2045	947,000	950,845
Ser. 07-LDPX, Class A3S, 5.317s, 2049	4,595,000	4,664,542
Ser. 02-C3, Class D, 5.314s, 2035	1,291,482	1,290,191
FRB Ser. 04-CBX, Class B, 5.021s, 2037	807,000	798,631
FRB Ser. 13-C10, Class D, 4.3s, 2047	1,053,000	996,914

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6 3/8s, 2051	1,338,000	1,247,206
FRB Ser. 11-C3, Class E, 5.718s, 2046	918,000	1,009,341
FRB Ser. 01-C1, Class H, 5.626s, 2035	2,069,316	2,099,528
FRB Ser. 11-C5, Class D, 5.492s, 2046	1,988,000	2,221,192
FRB Ser. 12-CBX, Class E, 5.362s, 2045	1,020,000	1,058,792
FRB Ser. 12-LC9, Class E, 4.576s, 2047	1,570,000	1,532,821

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040	5,600,000	6,184,056
Ser. 05-C7, Class A2, 5.103s, 2030 F	8,738	8,738
Ser. 07-C2, Class XW, IO, 0.693s, 2040	6,351,435	110,820

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO,
0.238s, 2043	151,195,310	1,612,044

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046	3,253,000	3,128,410

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.816s, 2042	2,531,000	2,678,304
Ser. 07-HQ11, Class AJ, 5.508s, 2044	853,000	907,166

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.466s, 2043	843,571	869,216

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1,
Class J, 7s, 2032	3,877,969	3,902,097

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, Class AJ, 6.166s, 2046	342,000	354,962
Ser. 05-C17, Class D, 5.396s, 2042	3,960,000	3,952,080
Ser. 06-C29, Class AM, 5.339s, 2048	3,520,000	3,999,621
Ser. 06-C29, IO, 0.533s, 2048	157,558,218	1,971,053

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 03-C6, Class J, 5.396s, 2035	2,726,000	2,787,880

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.417s, 2044	2,602,000	2,745,256
FRB Ser. 12-C9, Class D, 4.963s, 2045	1,652,000	1,661,809
FRB Ser. 12-C10, Class D, 4.61s, 2045	2,230,000	2,169,946
FRB Ser. 13-C11, Class D, 4.325s, 2045	1,039,000	998,901

		141,376,101

Absolute Return 300 Fund	27

MORTGAGE-BACKED SECURITIES (41.4%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (5.9%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2, 2.685s, 2036	$5,451,500	$4,661,032

Banc of America Funding Corp. FRB Ser. 06-G, Class 2A5,
0.479s, 2036	3,171,820	2,791,201

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	971,102	582,661
Ser. 12-RR10, Class 8A2, 4s, 2036	2,057,904	2,093,917
FRB Ser. 12-RR10, Class 9A2, 2.671s, 2035	300,000	249,000
Ser. 12-RR10, Class 4A2, 2.639s, 2036	1,730,000	1,505,100

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 1A3, 13.256s, 2037	1,598,582	1,079,043
FRB Ser. 13-RR2, Class 4A2, 9.391s, 2036	2,371,128	1,896,902
FRB Ser. 13-RR2, Class 3A2, 9.04s, 2036	2,050,000	2,014,125
Ser. 12-RR12, Class 1A2, 4s, 2037	1,166,305	1,186,716
Ser. 12-RR11, Class 11A2, 2.6s, 2036	3,630,928	2,414,567
Ser. 09-RR7, Class 1A7, IO, 1.762s, 2046	44,675,915	2,010,416
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047	81,000,150	3,693,607

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	13,678,911	430,886
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	10,287,365	185,173

Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser. 12-8,
Class 1A2, 2.671s, 2035	3,958,121	3,206,078

Countrywide Home Loans Ser. 05-15, Class A8, 5 1/2s, 2035	3,000,000	2,926,029

GSR Mortgage Loan Trust FRB Ser. 05-AR6, Class 1A1,
2.677s, 2035	4,218,652	4,350,696

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO,
PO, 0.8s, 2047	7,658,681	258,863

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A5, Class A3,
2.582s, 2035	2,800,000	2,688,000

WAMU Mortgage Pass-Through Certificates
Ser. 05-AR11, Class X, IO, PO, 1.511s, 2045	16,132,135	919,532
FRB Ser. 06-AR1, Class 2A1B, 1.246s, 2046	1,930,346	1,652,434
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034	3,343,937	3,034,623
FRB Ser. 05-AR17, Class A1C4, 0.6s, 2045	5,345,210	2,886,414
FRB Ser. 05-AR1, Class A1B, 0.59s, 2045	1,327,851	1,128,674

		49,845,689

Total mortgage-backed securities (cost $326,156,873)		$346,979,669

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (23.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.3%)
Government National Mortgage Association Pass-Through Certificates
3s, TBA, May 1, 2043	$10,000,000	$10,622,656

		10,622,656

28	Absolute Return 300 Fund

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (23.2%)* cont.	Principal amount	Value

U.S. Government Agency Mortgage Obligations (21.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3s, TBA, May 1, 2043	$13,000,000	$13,543,360

Federal National Mortgage Association Pass-Through Certificates
4s, July 1, 2042	18,981,684	20,910,809
3s, TBA, June 1, 2043	63,000,000	65,724,259
3s, TBA, May 1, 2043	80,000,000	83,681,248

		183,859,676

Total U.S. government and agency mortgage obligations (cost $191,862,707)		$194,482,332

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020	$371,000	$409,025

Total U.S. treasury obligations (cost $352,086)		$409,025

CORPORATE BONDS AND NOTES (16.9%)*	Principal amount	Value

Basic materials (1.6%)
Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015	$1,500,000	$1,581,632

Ashland, Inc. 144A sr. unsec. unsub. notes 3s, 2016	1,500,000	1,533,750

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	950,000	1,064,000

LyondellBasell Industries NV sr. unsec. notes 6s, 2021	1,535,000	1,862,425

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)	1,985,000	2,746,180

US Coatings Acquisition, Inc. /Flash Dutch 2 BV 144A company
guaranty sr. notes 5 3/4s, 2021 (Netherlands)	100,000	139,926

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013	4,175,000	4,215,619

		13,143,532
Capital goods (1.0%)
Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)	2,000,000	2,090,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020	1,000,000	1,135,000

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023	2,425,000	2,619,000

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	2,500,000	2,569,650

		8,413,650
Communication services (1.6%)
Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2015	2,205,000	2,424,248

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023	840,000	879,900

DISH DBS Corp. company guaranty notes 7 1/8s, 2016	977,000	1,079,585

DISH DBS Corp. 144A sr. unsec. notes 4 1/4s, 2018	1,500,000	1,473,750

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s,
2017 (United Kingdom)	210,000	222,863

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s,
2018 (Luxembourg)	465,000	489,413

NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016	1,270,000	1,308,100

SBA Tower Trust 144A company guaranty mtge. notes
4.254s, 2015	2,900,000	3,018,346

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	1,500,000	1,627,500

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2017	1,000,000	1,167,500

		13,691,205

Absolute Return 300 Fund	29

CORPORATE BONDS AND NOTES (16.9%)* cont.	Principal amount	Value

Consumer cyclicals (1.5%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	$2,560,000	$2,960,000

Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017	250,000	264,375

Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015	1,250,000	1,505,640

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R	596,000	695,458

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R	279,000	311,085

Meritage Homes Corp. 144A sr. unsec. notes 4 1/2s, 2018	1,500,000	1,507,500

Owens Corning company guaranty sr. unsec. notes 9s, 2019	253,000	323,208

Toys R Us Property Co., LLC company guaranty sr. notes
8 1/2s, 2017	950,000	1,020,063

Turner Broadcasting System, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2013	2,365,000	2,394,449

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014	1,571,000	1,648,032

		12,629,810
Consumer staples (1.7%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 5 3/8s, 2014	2,775,000	2,974,234

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016	2,105,000	2,420,750

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015	2,180,000	2,190,612

Dean Foods Co. company guaranty sr. unsec. unsub.
notes 7s, 2016	365,000	414,275

Delhaize Group company guaranty sr. unsec. notes 4 1/8s,
2019 (Belgium)	1,000,000	1,087,503

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020	865,000	875,813

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr.
unsec. notes 11 5/8s, 2014 (Brazil)	500,000	545,625

Mondelez International, Inc. sr. unsec. notes 2 5/8s, 2013	3,270,000	3,270,919

		13,779,731
Energy (1.7%)
Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015	935,000	1,056,550

Chesapeake Energy Corp. company guaranty sr. unsec. unsub.
notes 3 1/4s, 2016	1,000,000	1,012,500

Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Russia)	1,000,000	1,083,670

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017	95,000	103,075

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	180,000	232,997

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	448,000	512,960

Petrobras International Finance Co. company guaranty sr. unsec.
notes 3 7/8s, 2016 (Brazil)	5,000,000	5,251,045

Petroleos de Venezuela SA company guaranty sr. unsec. notes
8s, 2013 (Venezuela)	1,775,000	1,785,650

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 0 5/8s, 2015 (Netherlands)	875,000	879,854

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	2,000,000	2,140,000

		14,058,301

30	Absolute Return 300 Fund

CORPORATE BONDS AND NOTES (16.9%)* cont.		Principal amount	Value

Financials (4.6%)
Air Lease Corp. sr. unsec. notes 4 1/2s, 2016		$1,000,000	$1,042,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
4 1/2s, 2014		1,500,000	1,533,750

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)		1,500,000	1,510,233

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015		1,500,000	1,578,750

Erac USA Finance Co. 144A company guaranty sr. notes
2 3/4s, 2013		2,315,000	2,323,275

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		1,150,000	1,197,438

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)		4,575,000	4,920,047

International Lease Finance Corp. sr. unsec. unsub. notes
3 7/8s, 2018		875,000	888,125

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes
4 7/8s, 2016 (United Kingdom)		60,000	66,270

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes
Ser. MTN, 6 1/2s, 2020 (United Kingdom)		2,940,000	3,359,318

New York Life Global Funding 144A notes 3s, 2015		4,560,000	4,786,801

Principal Life Global Funding II 144A notes 1s, 2015		1,740,000	1,746,300

Prudential Covered Trust 2012-1 144A company guaranty mtge.
notes 2.997s, 2015		1,687,500	1,760,986

Royal Bank of Scotland PLC (The) sr. unsec. sub. notes 4.7s,
2018 (United Kingdom)		3,880,000	3,954,969

Scotland International Finance No2 BV 144A bank guaranty
unsec. sub. notes 4 1/4s, 2013 (Netherlands)		605,000	605,598

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015 R		300,000	315,972

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s,
2013 (Japan)		3,610,000	3,623,429

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)		500,000	543,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		1,000,000	1,121,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		1,850,000	2,011,875

			38,890,886
Health care (0.8%)
ConvaTec Healthcare E SA 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	510,000	725,188

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$900,000	1,037,250

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020		805,000	892,544

HCA, Inc. sr. notes 6 1/2s, 2020		612,000	704,565

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		630,000	681,188

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	748,956

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		130,000	146,900

Zoetis Inc. 144A sr. unsec. notes 3 1/4s, 2023		660,000	679,742

Zoetis Inc. 144A sr. unsec. notes 1 7/8s, 2018		660,000	669,084

			6,285,417
Technology (—%)
NXP BV/NXP Funding, LLC company guaranty sr. notes FRN
Ser. EXCH, 3.027s, 2013 (Netherlands)		75,000	74,906

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		120,000	126,636

			201,542

Absolute Return 300 Fund	31

CORPORATE BONDS AND NOTES (16.9%)* cont.		Principal amount	Value

Transportation (0.8%)
Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s,
2018 (Luxembourg)	CHF	888,000	$1,024,285

Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018		$957,348	1,043,510

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017		807,918	874,571

Federal Express Corp. 2012 Pass Through Trust 144A notes
2 5/8s, 2018		3,634,178	3,676,379

			6,618,745
Utilities and power (1.6%)
AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		1,005,000	1,203,488

Ameren Corp. sr. unsec. notes 8 7/8s, 2014		1,760,000	1,890,759

El Paso Corp. sr. unsec. notes 7s, 2017		1,140,000	1,311,585

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s,
perpetual maturity (France)		905,000	906,131

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018		3,140,000	3,200,567

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A,
9 1/2s, 2019		3,816,000	5,206,623

			13,719,153

Total corporate bonds and notes (cost $135,124,212)			$141,431,972

SENIOR LOANS (9.2%)*[c]		Principal amount	Value

Basic materials (0.6%)
AI Chem & SY S.C.A. bank term loan FRN Ser. B1, 4 1/2s,
2019 (Luxembourg)		$493,794	$499,658

AI Chem & SY S.C.A. bank term loan FRN Ser. B2, 4 1/2s,
2019 (Luxembourg)		256,206	259,248

Fortescue Metals Group, Ltd. bank term loan FRN Class B,
5 1/4s, 2017 (Australia)		417,900	424,401

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s,
2018 (United Kingdom)		492,030	497,873

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		1,440,600	1,447,803

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020		1,500,000	1,521,329

			4,650,312
Capital goods (0.8%)
Allison Transmission, Inc. bank term loan FRN Class B3,
4 1/4s, 2019		1,488,769	1,509,239

Beechcraft Holdings, LLC bank term loan FRN Ser. B,
5 3/4s, 2020		500,000	499,584

Generac Power Systems, Inc. bank term loan FRN Class B,
6 1/4s, 2018		906,111	919,703

Reynolds Group Holdings, Inc. bank term loan FRN Class B,
4 3/4s, 2018		597,000	606,701

Silver II Borrower SCA bank term loan FRN 4s,
2019 (Luxembourg)		498,750	502,223

SRAM, LLC bank term loan FRN Ser. B, 4s, 2020		1,250,000	1,259,375

Tomkins Air Distribution bank term loan FRN 9 1/4s, 2020		280,000	287,700

Tomkins Air Distribution bank term loan FRN 5s, 2018		334,163	338,966

WESCO International, Inc. bank term loan FRN 4 1/2s, 2019		997,500	1,005,397

			6,928,888

32	Absolute Return 300 Fund

SENIOR LOANS (9.2%)*[c] cont.		Principal amount	Value

Communication services (1.5%)
Asurion, LLC bank term loan FRN Ser. B1, 4 1/2s, 2019		$1,579,893	$1,598,231

Charter Communications Operating, LLC bank term loan FRN
Ser. E, 3s, 2020		1,500,000	1,496,240

Cricket Communications, Inc. bank term loan FRN Ser. C,
4 3/4s, 2020		1,500,000	1,506,750

Crown Castle Operating Co. bank term loan FRN Ser. B,
3 1/4s, 2019		987,500	991,512

Intelsat Investments SA bank term loan FRN 3.2s,
2014 (Luxembourg)		829,544	828,767

Intelsat Jackson Holdings SA bank term loan FRN 4 1/2s,
2018 (Bermuda)		1,473,228	1,493,485

Level 3 Financing, Inc. bank term loan FRN Class B2,
4 3/4s, 2019		1,000,000	1,010,208

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018		1,102,481	1,102,757

SBA Senior Finance II, LLC bank term loan FRN Ser. B,
3 3/4s, 2018		180,529	181,522

Virgin Media Investment Holdings, Ltd. bank term loan FRN
Ser. B, 3 1/2s, 2020 (United Kingdom)		1,500,000	1,499,063

Windstream Corp. bank term loan FRN Ser. B3, 4s, 2019		248,125	249,986

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019		661,667	668,594

			12,627,115
Consumer cyclicals (2.3%)
Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018		960,175	972,969

Affinion Group, Inc. bank term loan FRN 6 1/2s, 2016		974,912	958,026

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019		189,525	191,996

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.67s, 2015		1,331,250	1,337,351

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B1, 5 1/2s, 2017		217,635	220,244

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.454s, 2018		479,033	434,223

Cumulus Media Holdings, Inc. bank term loan FRN 4 1/2s, 2018		755,826	767,723

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 6s, 2016	CAD	2,058,598	2,043,374

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018		$685,009	691,859

J. Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2018		980,000	988,225

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018		1,199,371	1,208,866

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020		900,000	907,554

Motor City Casino bank term loan FRN 6s, 2017		862,927	869,399

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		277,236	282,434

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018		1,280,000	1,289,400

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017		83,902	84,531

Peninsula Gaming, LLC bank term loan FRN Ser. B, 5 3/4s, 2017		997,500	1,010,800

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017		977,500	990,126

Realogy Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2020		1,500,000	1,516,875

Roofing Supply Group, LLC bank term loan FRN
Class B, 5s, 2019		995,000	1,008,681

Tribune Co. bank term loan FRN Ser. B, 4s, 2019		713,213	720,872

Univision Communications, Inc. bank term loan FRN Ser. C1,
4 3/4s, 2020		1,000,000	1,009,636

			19,505,164

Absolute Return 300 Fund	33

SENIOR LOANS (9.2%)*[c] cont.	Principal amount	Value

Consumer staples (0.8%)
Del Monte Corp. bank term loan FRN Ser. B, 4s, 2018	$459,054	$462,114

DineEquity, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2017	244,283	247,642

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020	860,000	867,645

Landry’s, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	1,496,222	1,515,673

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp.
bank term loan FRN Ser. G, 3 1/4s, 2020	1,000,000	1,004,158

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4s, 2017	1,250,000	1,267,579

Sprouts Farmers Market, LLC bank term loan FRN 4 1/2s, 2020	1,000,000	1,003,125

Wendy’s International, Inc. bank term loan FRN Ser. B,
4 3/4s, 2019	641,775	644,850

		7,012,786
Energy (0.5%)
Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016	411,115	404,332

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s,
2020 (Canada)	1,461,053	1,475,054

Plains Exploration & Production Co. bank term loan FRN
Class B, 4s, 2019	900,000	900,900

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017	1,296,750	1,312,959

		4,093,245
Financials (0.5%)
iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017 R	368,106	370,867

Nuveen Investments, Inc. bank term loan FRN 4.276s, 2017	1,500,000	1,517,501

USI Insurance Services, LLC bank term loan FRN Ser. B,
5 1/4s, 2019	1,496,250	1,513,083

Walter Investment Management Corp. bank term loan FRN
5 3/4s, 2017	493,671	501,179

		3,902,630
Health care (1.6%)
Bausch & Lomb, Inc. bank term loan FRN Class B, 5 1/4s, 2019	1,488,750	1,495,962

Capsugel Holdings US, Inc. bank term loan FRN Class B,
4 3/4s, 2018	938,286	953,142

Emergency Medical Services Corp. bank term loan FRN
Ser. B, 4s, 2018	484,731	490,588

HCA, Inc. bank term loan FRN Ser. B4, 3.026s, 2018	1,000,000	1,002,000

Health Management Associates, Inc. bank term loan FRN Ser. B,
3 1/2s, 2018	1,496,153	1,508,933

Hologic, Inc. bank term loan FRN Class B, 4 1/2s, 2019	1,116,563	1,130,910

Iasis Healthcare, LLC /Iasis Capital Corp. bank term loan FRN
Ser. B, 4 1/2s, 2018	985,382	998,315

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018	900,458	915,840

Multiplan, Inc. bank term loan FRN Ser. B, 4s, 2017	782,535	790,360

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B,
4 1/4s, 2019	373,127	375,993

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 4 1/4s, 2018	1,066,527	1,081,019

Quintiles Transnational Corp. bank term loan FRN Ser. B2,
4 1/2s, 2018	981,744	993,198

34	Absolute Return 300 Fund

SENIOR LOANS (9.2%)*[c] cont.		Principal amount	Value

Health care cont.
Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. C1, 3 1/2s, 2019 (Canada)		$748,125	$755,373

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. D1, 3 1/2s, 2019 (Canada)		748,125	755,606

			13,247,239
Technology (0.2%)
Epicor Software Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		844,795	857,467

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2019		982,575	987,488

			1,844,955
Transportation (0.2%)
Livingston International, Inc. bank term loan FRN 5s,
2019 (Canada)		1,500,000	1,511,250

			1,511,250
Utilities and power (0.2%)
AES Corp. (VA) bank term loan FRN Ser. B, 3 3/4s, 2018		997,500	1,011,423

Energy Transfer Equity LP bank term loan FRN Ser. B,
3 3/4s, 2017		578,250	580,418

			1,591,841

Total senior loans (cost $76,035,356)			$76,915,425

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (5.8%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		$2,810,000	$2,290,150

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013 (Argentina)		1,175,000	1,186,750

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		9,520,000	8,296,680

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)		350,000	385,140

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)		960,000	1,084,800

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2042 (Greece) ††	EUR	255,500	143,092

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2041 (Greece) ††	EUR	185,500	103,207

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2040 (Greece) ††	EUR	255,500	142,089

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2039 (Greece) ††	EUR	405,500	227,275

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2038 (Greece) ††	EUR	1,445,500	801,818

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2037 (Greece) ††	EUR	335,500	186,141

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2036 (Greece) ††	EUR	665,500	368,898

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2035 (Greece) ††	EUR	915,500	510,432

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2034 (Greece) ††	EUR	555,500	314,486

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2033 (Greece) ††	EUR	255,500	142,715

Absolute Return 300 Fund	35

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (5.8%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2032 (Greece) ††	EUR	585,500	$327,259

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2031 (Greece) ††	EUR	115,500	64,618

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2030 (Greece) ††	EUR	1,645,500	939,759

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2029 (Greece) ††	EUR	185,500	108,369

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2028 (Greece) ††	EUR	915,500	539,428

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2027 (Greece) ††	EUR	185,500	112,693

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2026 (Greece) ††	EUR	785,500	477,674

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2025 (Greece) ††	EUR	2,645,500	1,660,366

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2024 (Greece) ††	EUR	245,500	161,087

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2023 (Greece) ††	EUR	1,135,500	782,063

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)	EUR	2,365,000	3,523,907

Korea Development Bank sr. unsec. unsub. notes 4s, 2016
(South Korea)		$2,000,000	2,157,289

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s,
2017 (Portugal)	EUR	755,000	989,276

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)	EUR	755,000	1,102,060

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s,
2017 (Ukraine)		$935,000	998,029

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s,
2013 (Ukraine)		1,700,000	1,704,930

United Mexican States unsec. bonds Ser. M20, 10s,
2024 (Mexico)	MXN	37,290,000	4,558,868

United Mexican States unsec. bonds Ser. M, 8s, 2023 (Mexico)	MXN	39,776,000	4,220,895

United Mexican States unsec. bonds Ser. M, 6 1/2s,
2022 (Mexico)	MXN	80,795,000	7,649,584

Total foreign government and agency bonds and notes (cost $48,824,267)			$48,261,827

SHORT-TERM INVESTMENTS (23.8%)*	Principal amount/shares		Value

Putnam Short Term Investment Fund 0.04% L		16,034,819	$16,034,819

SSgA Prime Money Market Fund 0.04% P		2,070,000	2,070,000

U.S. Treasury Bills with an effective yield of 0.17%,
October 17, 2013 # ∆		$34,430,000	34,417,467

U.S. Treasury Bills with an effective yield of 0.17%, May 30, 2013		10,000,000	9,998,651

U.S. Treasury Bills with an effective yield of 0.17%, May 2, 2013		12,000,000	11,999,944

U.S. Treasury Bills with an effective yield of 0.16%,
June 27, 2013		25,000,000	24,993,588

U.S. Treasury Bills with an effective yield of 0.13%,
September 19, 2013		18,000,000	17,994,888

36	Absolute Return 300 Fund

SHORT-TERM INVESTMENTS (23.8%)* cont.	Principal amount	Value

U.S. Treasury Bills with an effective yield of 0.12%,
December 12, 2013 # ∆	$7,500,000	$7,495,785

U.S. Treasury Bills with effective yields ranging from 0.15%
to 0.18%, August 22, 2013 #	50,000,000	49,991,350

U.S. Treasury Bills with effective yields ranging from 0.15%
to 0.18%, July 25, 2013	25,000,000	24,997,050

Total short-term investments (cost $199,947,971)		$199,993,542

TOTAL INVESTMENTS

Total investments (cost $978,303,472)		$1,008,473,792

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD/$	United States Dollar
Key to holding’s abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $838,572,172.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

∆∆ Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,510,925, or 0.2% of net assets.

Absolute Return 300 Fund	37

** On 11/16/12, the non-restricted holdings in GS Mortgage Securities Trust were as follows:

Holding	Type	Principal amount	Value

GS Mortgage Securities Trust,	Commercial	$3,310,000	$2,935,970
Ser. 05-GG4, Class B	Mortgage-backed
	securities

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $179,686,401 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $396,639,511) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/19/13	$2,194,680	$2,141,393	$(53,287)

	Canadian Dollar	Sell	7/17/13	2,136,579	2,099,760	(36,819)

	Chilean Peso	Buy	7/17/13	2,676,058	2,658,929	17,129

	Euro	Sell	6/19/13	5,100,269	4,961,947	(138,322)

	Japanese Yen	Buy	5/15/13	2,005,856	2,073,305	(67,449)

	Japanese Yen	Sell	5/15/13	2,005,856	2,114,144	108,288

	Peruvian New Sol	Buy	7/17/13	3,285,472	3,367,851	(82,379)

	Swiss Franc	Sell	6/19/13	1,348,225	1,337,362	(10,863)

Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	1,676,468	1,677,297	(829)

	Brazilian Real	Buy	7/17/13	3,551,336	3,521,873	29,463

	British Pound	Buy	6/19/13	4,807,239	4,710,003	97,236

	British Pound	Sell	6/19/13	4,807,239	4,693,179	(114,060)

38	Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $396,639,511) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.
	Canadian Dollar	Sell	7/17/13	$2,609,712	$2,541,628	$(68,084)

	Chilean Peso	Buy	7/17/13	2,846,694	2,828,767	17,927

	Euro	Sell	6/19/13	5,020,701	5,027,766	7,065

	Indonesian Rupiah	Buy	5/15/13	1,978,874	1,972,204	6,670
	Japanese Yen	Sell	5/15/13	4,196,312	4,508,654	312,342

	Malaysian Ringgit	Buy	5/15/13	2,567,114	2,518,580	48,534

	Mexican Peso	Sell	7/17/13	427,471	425,420	(2,051)

	New Taiwan Dollar	Buy	5/15/13	797,857	800,776	(2,919)

	Norwegian Krone	Buy	6/19/13	5,687,606	5,693,077	(5,471)

	Polish Zloty	Buy	6/19/13	1,264,406	1,260,699	3,707

	Russian Ruble	Buy	6/19/13	1,345,640	1,346,529	(889)

	South Korean Won	Buy	5/15/13	2,947,081	2,949,150	(2,069)

	South Korean Won	Sell	5/15/13	2,947,081	2,895,305	(51,776)

	Swedish Krona	Buy	6/19/13	3,231,671	3,208,079	23,592

	Swiss Franc	Sell	6/19/13	2,129,508	2,096,967	(32,541)

	Turkish Lira	Buy	6/19/13	35,080	47,570	(12,490)

Citibank, N.A.
	Australian Dollar	Buy	7/17/13	3,549,117	3,548,679	438

	Brazilian Real	Buy	7/17/13	2,857,636	2,857,160	476

	British Pound	Sell	6/19/13	1,455,666	1,433,700	(21,966)

	Canadian Dollar	Sell	7/17/13	4,200,926	4,131,088	(69,838)

	Euro	Sell	6/19/13	7,038,889	6,951,908	(86,981)

	Japanese Yen	Sell	5/15/13	2,110,146	2,280,947	170,801

	South African Rand	Buy	7/17/13	636,626	636,245	381

	South Korean Won	Buy	5/15/13	2,683,694	2,683,806	(112)

	South Korean Won	Sell	5/15/13	2,683,694	2,630,605	(53,089)

	Swedish Krona	Buy	6/19/13	2,323,569	2,294,498	29,071

	Swiss Franc	Sell	6/19/13	4,687,692	4,617,831	(69,861)

	Thai Baht	Buy	5/15/13	2,027,932	1,986,461	41,471

	Turkish Lira	Buy	6/19/13	1,412,062	1,407,929	4,133

Credit Suisse International
	Australian Dollar	Buy	7/17/13	8,994,800	9,008,206	(13,406)

	Brazilian Real	Buy	7/17/13	1,849,818	1,832,770	17,048

	British Pound	Buy	6/19/13	1,912,212	1,913,041	(829)

	Canadian Dollar	Buy	7/17/13	2,099,720	2,073,188	26,532

	Chilean Peso	Buy	7/17/13	2,676,058	2,660,596	15,462

	Chinese Yuan	Buy	5/15/13	2,382,610	2,353,698	28,912

	Czech Koruna	Sell	6/19/13	178,996	160,842	(18,154)

	Euro	Sell	6/19/13	5,753,677	5,708,440	(45,237)

	Indonesian Rupiah	Buy	5/15/13	634,828	636,182	(1,354)

	Japanese Yen	Sell	5/15/13	2,914,194	2,988,506	74,312

	Mexican Peso	Sell	7/17/13	585,467	605,822	20,355

Absolute Return 300 Fund	39

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $396,639,511) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International cont.
	Norwegian Krone	Sell	6/19/13	$61,419	$45,181	$(16,238)

	Philippine Peso	Buy	5/15/13	1,039,535	1,056,671	(17,136)

	Polish Zloty	Buy	6/19/13	39,465	36,011	3,454

	Russian Ruble	Buy	6/19/13	2,071,694	2,117,645	(45,951)
	South African Rand	Sell	7/17/13	638,182	591,760	(46,422)

	South Korean Won	Buy	5/15/13	2,466,690	2,485,149	(18,459)

	South Korean Won	Sell	5/15/13	2,466,690	2,432,462	(34,228)

	Swedish Krona	Buy	6/19/13	2,743,140	2,845,778	(102,638)

	Swiss Franc	Buy	6/19/13	731,786	720,876	10,910

	Swiss Franc	Sell	6/19/13	731,786	728,418	(3,368)

	Turkish Lira	Buy	6/19/13	209,367	219,334	(9,967)

Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	6,428,863	6,440,132	(11,269)

	Brazilian Real	Buy	7/17/13	1,489,731	1,488,771	960

	British Pound	Buy	6/19/13	1,391,222	1,359,681	31,541

	British Pound	Sell	6/19/13	1,391,222	1,344,477	(46,745)

	Canadian Dollar	Sell	7/17/13	1,861,023	1,846,019	(15,004)

	Euro	Sell	6/19/13	4,710,727	4,658,959	(51,768)

	Japanese Yen	Sell	5/15/13	4,614,982	4,866,826	251,844

	Mexican Peso	Sell	7/17/13	463,795	454,283	(9,512)

	Norwegian Krone	Sell	6/19/13	3,284,076	3,226,672	(57,404)

	Polish Zloty	Buy	6/19/13	1,416,052	1,400,394	15,658

	Singapore Dollar	Buy	5/15/13	3,585,056	3,565,505	19,551

	Singapore Dollar	Sell	5/15/13	3,585,056	3,535,627	(49,429)

	South Korean Won	Buy	5/15/13	3,562,678	3,594,598	(31,920)

	South Korean Won	Sell	5/15/13	3,562,678	3,490,048	(72,630)

	Swedish Krona	Buy	6/19/13	1,044,434	1,083,591	(39,157)

	Swiss Franc	Sell	6/19/13	4,452,155	4,384,801	(67,354)

	Turkish Lira	Buy	6/19/13	903,686	887,945	15,741

Goldman Sachs International
	British Pound	Buy	6/19/13	2,267,976	2,245,423	22,553

	British Pound	Sell	6/19/13	2,267,976	2,228,894	(39,082)

	Canadian Dollar	Sell	7/17/13	1,854,978	1,810,042	(44,936)

	Euro	Sell	6/19/13	8,695,198	8,619,201	(75,997)

	Japanese Yen	Sell	5/15/13	3,382,302	3,553,552	171,250

	Norwegian Krone	Sell	6/19/13	1,315,635	1,342,859	27,224

HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	6,520,408	6,527,929	(7,521)

	British Pound	Buy	6/19/13	1,739,377	1,713,009	26,368

	British Pound	Sell	6/19/13	1,739,377	1,692,507	(46,870)

	Canadian Dollar	Sell	7/17/13	1,694,757	1,650,808	(43,949)

	Euro	Sell	6/19/13	3,458,977	3,424,124	(34,853)

40	Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $396,639,511) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.
	Indian Rupee	Buy	5/15/13	$1,271,633	$1,264,510	$7,123

	Japanese Yen	Sell	5/15/13	4,118,927	4,319,018	200,091

	Norwegian Krone	Buy	6/19/13	288,570	284,573	3,997

	Norwegian Krone	Sell	6/19/13	288,570	287,592	(978)
	Philippine Peso	Buy	5/15/13	1,059,231	1,079,668	(20,437)

	Russian Ruble	Buy	6/19/13	936,807	985,952	(49,145)

	South African Rand	Buy	7/17/13	636,626	636,217	409

	South Korean Won	Buy	5/15/13	2,618,233	2,622,112	(3,879)

	South Korean Won	Sell	5/15/13	2,618,233	2,565,746	(52,487)

	Swiss Franc	Sell	6/19/13	688,531	686,800	(1,731)

	Thai Baht	Buy	5/15/13	630,691	637,693	(7,002)

	Turkish Lira	Buy	6/19/13	1,282,512	1,283,898	(1,386)

	Turkish Lira	Sell	6/19/13	1,282,512	1,265,978	(16,534)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	6,721,539	6,732,552	(11,013)

	Brazilian Real	Buy	7/17/13	3,881,486	3,851,763	29,723

	British Pound	Sell	6/19/13	2,381,026	2,152,421	(228,605)

	Canadian Dollar	Sell	7/17/13	2,749,522	2,697,782	(51,740)

	Chilean Peso	Buy	7/17/13	2,125,753	2,112,366	13,387

	Chinese Yuan	Buy	5/15/13	1,746,798	1,722,191	24,607

	Czech Koruna	Buy	6/19/13	344,173	339,494	4,679

	Czech Koruna	Sell	6/19/13	344,173	341,730	(2,443)

	Euro	Sell	6/19/13	3,305,374	3,272,345	(33,029)

	Hungarian Forint	Buy	6/19/13	635,109	636,897	(1,788)

	Japanese Yen	Sell	5/15/13	2,137,571	2,275,068	137,497

	Malaysian Ringgit	Buy	5/15/13	2,465,019	2,420,663	44,356

	Mexican Peso	Buy	7/17/13	33,232	13,279	19,953

	New Taiwan Dollar	Buy	5/15/13	745,538	754,892	(9,354)

	Norwegian Krone	Sell	6/19/13	1,694,723	1,684,569	(10,154)

	Polish Zloty	Buy	6/19/13	456,076	450,598	5,478

	Russian Ruble	Buy	6/19/13	1,274,192	1,267,284	6,908

	South Korean Won	Buy	5/15/13	1,318,843	1,328,834	(9,991)

	South Korean Won	Sell	5/15/13	1,318,843	1,300,438	(18,405)

	Swedish Krona	Buy	6/19/13	3,241,798	3,286,931	(45,133)

	Swiss Franc	Sell	6/19/13	3,049,162	3,055,749	6,587

	Turkish Lira	Buy	6/19/13	1,659,506	1,651,054	8,452

State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/13	2,196,974	2,200,574	3,600

	Brazilian Real	Buy	7/17/13	2,232,667	2,208,949	23,718

	British Pound	Sell	6/19/13	861,226	785,585	(75,641)

	Canadian Dollar	Sell	7/17/13	2,289,270	2,259,602	(29,668)

	Chilean Peso	Buy	7/17/13	3,026,516	3,008,714	17,802

Absolute Return 300 Fund	41

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $396,639,511) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.
	Colombian Peso	Buy	7/17/13	$2,697,394	$2,697,621	$(227)

	Czech Koruna	Buy	6/19/13	1,148,594	1,132,766	15,828

	Czech Koruna	Sell	6/19/13	1,148,594	1,140,749	(7,845)

	Euro	Sell	6/19/13	10,024,672	9,849,610	(175,062)
	Japanese Yen	Sell	5/15/13	5,160,771	5,606,234	445,463

	Mexican Peso	Buy	7/17/13	169,168	171,613	(2,445)

	Norwegian Krone	Sell	6/19/13	3,810,462	3,799,343	(11,119)

	Polish Zloty	Buy	6/19/13	123,854	122,207	1,647

	South Korean Won	Buy	5/15/13	3,281,939	3,311,041	(29,102)

	South Korean Won	Sell	5/15/13	3,281,939	3,242,682	(39,257)

	Swedish Krona	Buy	6/19/13	4,536,331	4,439,653	96,678

	Swiss Franc	Sell	6/19/13	1,569,020	1,519,281	(49,739)

	Turkish Lira	Buy	6/19/13	1,046,891	1,046,230	661

UBS AG
	Australian Dollar	Buy	7/17/13	4,424,154	4,432,471	(8,317)

	British Pound	Sell	6/19/13	914,023	877,465	(36,558)

	Canadian Dollar	Sell	7/17/13	108,994	99,505	(9,489)

	Chilean Peso	Buy	7/17/13	1,346,555	1,351,279	(4,724)

	Euro	Sell	6/19/13	4,564,897	4,534,407	(30,490)

	Hungarian Forint	Buy	6/19/13	635,110	636,934	(1,824)

	Japanese Yen	Sell	5/15/13	4,173,217	4,331,677	158,460

	Mexican Peso	Sell	7/17/13	249,406	225,877	(23,529)

	New Taiwan Dollar	Buy	5/15/13	644,561	646,039	(1,478)

	Norwegian Krone	Buy	6/19/13	26,503	5,959	20,544

	Philippine Peso	Buy	5/15/13	1,230,750	1,242,208	(11,458)

	Russian Ruble	Buy	6/19/13	227,767	229,647	(1,880)

	Singapore Dollar	Buy	5/15/13	2,326,710	2,303,588	23,122

	Singapore Dollar	Sell	5/15/13	2,326,710	2,293,888	(32,822)

	Swedish Krona	Buy	6/19/13	2,250,879	2,232,095	18,784

	Swiss Franc	Sell	6/19/13	2,024,813	1,958,816	(65,997)

	Turkish Lira	Buy	6/19/13	1,622,372	1,602,186	20,186

	Turkish Lira	Sell	6/19/13	1,622,372	1,606,037	(16,335)

WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	3,669,527	3,676,162	(6,635)

	British Pound	Buy	6/19/13	4,481,446	4,336,536	144,910

	British Pound	Sell	6/19/13	4,481,446	4,442,033	(39,413)

	Canadian Dollar	Sell	7/17/13	1,833,081	1,818,862	(14,219)

	Euro	Sell	6/19/13	86,550	104,143	17,593

	Japanese Yen	Sell	5/15/13	1,954,535	2,015,630	61,095

	Mexican Peso	Sell	7/17/13	1,246,987	1,228,632	(18,355)

Total						$(140,057)

42	Absolute Return 300 Fund

FUTURES CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 3 yr (Short)	101	$11,507,624	Jun-13	$(139,487)

Canadian Government Bond
10 yr (Long)	28	3,800,407	Jun-13	131,905

Euro-Bobl 5 yr (Short)	13	2,169,663	Jun-13	(15,451)

Euro-Dollar 90 day (Long)	1,710	426,324,375	Jun-13	103,657

Japanese Government Bond
10 yr (Short)	1	1,482,587	Jun-13	2,868

Japanese Government Bond
10 yr Mini (Short)	9	1,335,067	Jun-13	1,348

U.K. Gilt 10 yr (Short)	3	559,253	Jun-13	(28,014)

U.S. Treasury Note 10 yr (Short)	343	45,742,266	Jun-13	(225,355)

Total				$(168,529)

WRITTEN OPTIONS OUTSTANDING at 4/30/13 (premiums $20,214) (Unaudited)

	Expiration	Number
	date/strike	of contracts	Value

U.S. Treasury Note 10 yr futures, 6s (Call)	May-13/$134.00	52	$12,188

Total			$12,188

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$22,947,000	$91,788

(1.1875)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.1875	51,885,000	(4,462)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	22,947,000	(240,255)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	11,576,000	89,019

2.1875/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.1875	13,360,000	3,474

0.7675/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7675	42,805,000	(43)

Citibank, N.A.
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	11,576,000	88,556

Credit Suisse International
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	27,079,000	99,651

(1.2125)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.2125	155,655,000	(61,017)

(1.39)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.39	108,526,000	(225,734)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	27,079,000	(268,893)

Absolute Return 300 Fund	43

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Credit Suisse International cont.
2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	$27,946,000	$178,854

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	11,576,000	88,093

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	89,534,000	46,558

2.22/3 month USD-LIBOR-BBA/Jul-23 (Written)	Jul-13/2.22	40,081,000	40,883

0.785/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.785	128,415,000	10,658

Deutsche Bank AG
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	27,079,000	101,817

(1.2075)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.2075	51,885,000	(15,566)

(1.4075)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.4075	54,263,000	(117,751)

(1.37)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37	108,526,000	(217,052)

(1.38)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.38	108,526,000	(222,478)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	27,079,000	(264,291)

2.395/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.395	27,946,000	175,501

2.38/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.38	27,946,000	172,427

2.425/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.425	13,973,000	92,222

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	11,576,000	90,293

0.87/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.87	89,534,000	46,558

0.865/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.865	89,534,000	44,767

0.8975/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.8975	44,767,000	25,517

2.225/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.225	13,360,000	15,230

0.785/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.785	42,805,000	(2,140)

Goldman Sachs International
(1.195)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.195	51,885,000	(11,934)

(1.37625)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37625	54,263,000	(107,441)

(1.42125)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.42125	54,263,000	(110,154)

44	Absolute Return 300 Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Goldman Sachs International cont.
2.44/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.44	$13,973,000	$88,030

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	13,973,000	85,235

0.90/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.90	44,767,000	22,384

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	44,767,000	22,384

2.215/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.215	13,360,000	9,085

0.7775/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7775	42,805,000	856

JPMorgan Chase Bank N.A.
(1.1875)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.1875	51,885,000	23

(1.1875)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.1875	51,885,000	(7,783)

0.7675/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7675	42,805,000	4,756

2.1875/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.1875	13,360,000	3,474

0.7675/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7675	42,805,000	856

2.1875/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.1875	13,360,000	(1,540)

Total			$(139,585)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/13 (proceeds receivable $75,980,586) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, May 1, 2043	$63,000,000	5/13/13	$65,898,983

Government National Mortgage Association, 3s,
May 1, 2043	10,000,000	5/21/13	10,622,656

Total			$76,521,639

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$17,587,400 E	$201,200	6/19/23	3 month USD-	2.00%	$383,933
				LIBOR-BBA

	36,035,000 E	(238,185)	6/19/23	2.00%	3 month USD-	(612,588)
					LIBOR-BBA

CAD	15,770,000	—	4/26/23	2.17%	3 month CAD-	(18,955)
					BA-CDOR

Absolute Return 300 Fund	45

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$9,528,000 E	$7,567	6/19/15	3 month USD-	0.40%	$14,713
				LIBOR-BBA

	887,000 E	(1,464)	6/19/18	1.00%	3 month USD-	(6,573)
					LIBOR-BBA

	38,905,000 E	184,066	6/19/23	3 month USD-	2.00%	588,291
				LIBOR-BBA

	9,415,000 E	(133,118)	6/19/43	3.00%	3 month USD-	(478,743)
					LIBOR-BBA

	445,780,000 E	(474,591)	6/19/15	0.40%	3 month USD-	(808,925)
					LIBOR-BBA

	62,850,000 E	235,246	6/19/18	3 month USD-	1.00%	597,262
				LIBOR-BBA

	20,645,000 E	(329,141)	6/19/23	2.00%	3 month USD-	(543,643)
					LIBOR-BBA

EUR	35,190,000	—	10/16/22	1.747%	6 month EUR-	(1,885,738)
					EURIBOR-
					REUTERS

EUR	81,659,000 E	—	8/3/17	1 month EUR-	1.41727%	707,619
				EONIA-OIS-
				COMPOUND

EUR	9,172,000	—	4/26/23	6 month EUR-	1.519%	61,181
				EURIBOR-REUTERS

GBP	2,816,000	—	8/15/31	3.60%	6 month GBP-	(701,000)
					LIBOR-BBA

GBP	3,552,000	—	7/25/42	6 month GBP-	2.8425%	(55,145)
				LIBOR-BBA

GBP	6,303,000	—	7/25/22	1.885%	6 month GBP-	(184,357)
					LIBOR-BBA

GBP	7,318,000	—	4/24/23	1.8363%	6 month GBP-	(11,789)
					LIBOR-BBA

JPY	599,505,000	—	5/2/43	1.7625%	6 month JPY-	(25,214)
					LIBOR-BBA

SEK	12,674,000	—	5/2/23	2.065%	3 month SEK-	(293)
					STIBOR-SIDE

Citibank, N.A.
	$2,392,000 E	2,313	6/19/15	3 month USD-	0.40%	4,107
				LIBOR-BBA

	10,443,000 E	98,450	6/19/23	3 month USD-	2.00%	206,953
				LIBOR-BBA

	9,251,000	—	4/11/23	3 month USD-	1.9225%	81,534
				LIBOR-BBA

	4,476,000 E	(93,354)	6/19/23	2.00%	3 month USD-	(139,860)
					LIBOR-BBA

	2,429,000 E	(18,948)	6/19/43	3.00%	3 month USD-	(108,116)
					LIBOR-BBA

46	Absolute Return 300 Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$19,745,000 E	$(52,598)	6/19/18	1.00%	3 month USD-	$(166,329)
					LIBOR-BBA

	3,577,000	—	4/4/23	2.0212%	3 month USD-	(67,048)
					LIBOR-BBA

CZK	38,594,000	—	1/17/23	6 month CZK-	1.41%	48,448
				PRIBOR-PRBO

GBP	6,418,000	—	4/26/23	6 month GBP-	1.815%	(11,293)
				LIBOR-BBA

PLN	6,247,000	—	1/17/23	3.84%	6 month PLN-	(126,355)
					WIBOR-WIBO

Credit Suisse International
	$18,901,000	—	1/9/16	3 month USD-	0.515%	78,656
				LIBOR-BBA

	9,508,000	—	1/11/16	3 month USD-	0.50%	35,116
				LIBOR-BBA

	11,490,000	—	1/11/18	0.88%	3 month USD-	(88,409)
					LIBOR-BBA

	3,005,000	—	1/11/23	3 month USD-	1.88%	38,704
				LIBOR-BBA

	15,663,000	—	1/7/16	3 month USD-	0.54%	77,545
				LIBOR-BBA

	5,975,000	—	1/9/23	3 month USD-	1.93%	106,437
				LIBOR-BBA

	22,980,000	—	1/9/18	0.9125%	3 month USD-	(215,740)
					LIBOR-BBA

	4,909,000	—	1/7/23	3 month USD-	1.94%	92,555
				LIBOR-BBA

	18,889,000	—	1/7/18	0.93%	3 month USD-	(194,856)
					LIBOR-BBA

	11,444,000	—	3/4/18	0.9275%	3 month USD-	(81,092)
					LIBOR-BBA

	1,663,000 E	10,980	6/19/43	3.00%	3 month USD-	(50,069)
					LIBOR-BBA

	270,302,000 E	(3,156,881)	6/19/23	2.00%	3 month USD-	(5,965,319)
					LIBOR-BBA

	2,975,000	—	3/8/23	3 month USD-	2.01875%	61,828
				LIBOR-BBA

	2,975,000	—	3/11/23	3 month USD-	2.065%	73,930
				LIBOR-BBA

	11,444,000	—	3/11/18	0.9875%	3 month USD-	(111,739)
					LIBOR-BBA

	33,270,000	—	3/20/18	0.968125%	3 month USD-	(280,326)
					LIBOR-BBA

	9,476,000	—	3/4/16	3 month USD-	0.5025%	22,487
				LIBOR-BBA

Absolute Return 300 Fund	47

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$2,998,000	$—	3/4/23	3 month USD-	1.975%	$50,530
				LIBOR-BBA

	109,566,000 E	(97,777)	6/19/15	0.40%	3 month USD-	(179,951)
					LIBOR-BBA

	151,367,000 E	(197,016)	6/19/18	1.00%	3 month USD-	(1,068,890)
					LIBOR-BBA

	14,190,000	—	3/6/16	3 month USD-	0.495%	30,024
				LIBOR-BBA

	4,463,000	—	3/6/23	3 month USD-	1.9575%	67,437
				LIBOR-BBA

	17,166,000	—	3/6/18	0.915%	3 month USD-	(109,992)
					LIBOR-BBA

	8,325,000 E	95,069	6/19/43	3 month USD-	3.00%	400,680
				LIBOR-BBA

	52,286,000 E	193,654	6/19/23	3 month USD-	2.00%	736,907
				LIBOR-BBA

	227,876,000 E	103,280	6/19/15	3 month USD-	0.40%	274,186
				LIBOR-BBA

	9,384,000	—	3/8/16	3 month USD-	0.5175%	26,111
				LIBOR-BBA

	11,444,000	—	3/8/18	0.955%	3 month USD-	(95,175)
					LIBOR-BBA

	9,384,000	—	3/11/16	3 month USD-	0.535%	30,644
				LIBOR-BBA

	8,754,000	—	3/20/23	3 month USD-	2.045%	194,971
				LIBOR-BBA

	27,550,000	—	3/20/16	3 month USD-	0.521465%	74,856
				LIBOR-BBA

	6,038,000	—	4/9/23	3 month USD-	1.865%	20,765
				LIBOR-BBA

	9,311,000	—	4/12/23	3 month USD-	1.948%	99,459
				LIBOR-BBA

	5,401,000	—	5/2/23	1.824%	3 month USD-	12,498
					LIBOR-BBA

AUD	9,803,000	—	4/26/23	6 month AUD-BBR-	3.8725%	74,682
				BBSW

CAD	4,121,000	—	4/25/23	3 month CAD-BA-	2.208%	19,557
				CDOR

CAD	9,317,000	—	4/29/23	3 month CAD-BA-	2.15%	(3,861)
				CDOR

CHF	5,931,000	—	5/3/23	1.0075%	6 month CHF-	4,446
					LIBOR-BBA

CHF	5,931,000	—	5/3/23	1.01875%	6 month CHF-	(2,488)
					LIBOR-BBA

EUR	8,802,000	—	4/26/23	6 month EUR-	1.5165%	55,927
				EURIBOR-REUTERS

48	Absolute Return 300 Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
EUR	4,565,000	$—	5/2/23	6 month EUR-	1.47%	$(240)
				EURIBOR-REUTERS

EUR	5,178,000	—	5/3/23	6 month EUR-	1.457%	(9,138)
				EURIBOR-REUTERS

GBP	5,478,000	—	4/24/23	6 month GBP-	1.8325%	5,755
				LIBOR-BBA

SEK	30,025,000	—	5/2/23	2.07%	3 month SEK-	(2,826)
					STIBOR-SIDE

Deutsche Bank AG
	$6,107,000 E	7,004	6/19/15	3 month USD-	0.40%	11,584
				LIBOR-BBA

	19,778,000 E	(50,613)	6/19/18	1.00%	3 month USD-	(164,534)
					LIBOR-BBA

	56,025,000 E	(425,830)	6/19/23	2.00%	3 month USD-	(1,007,931)
					LIBOR-BBA

	1,042,000 E	2,363	6/19/43	3 month USD-	3.00%	40,615
				LIBOR-BBA

PLN	24,893,000	—	4/17/15	6 month PLN-	3.025%	39,091
				WIBOR-WIBO

Goldman Sachs International
	74,983,000 E	754,401	6/19/23	3 month USD-	2.00%	1,533,474
				LIBOR-BBA

	31,742,000 E	24,392	6/19/15	3 month USD-	0.40%	48,198
				LIBOR-BBA

	5,659,000 E	(23,655)	6/19/18	3 month USD-	1.00%	8,941
				LIBOR-BBA

	35,334,800 E	(483,869)	6/19/23	2.00%	3 month USD-	(850,997)
					LIBOR-BBA

	7,222,000 E	(42,351)	6/19/43	3 month USD-	3.00%	222,768
				LIBOR-BBA

	5,994,000	—	4/8/23	3 month USD-	1.94%	63,598
				LIBOR-BBA

AUD	4,582,000	—	5/1/23	3.775%	6 month AUD-	4,047
					BBR-BBSW

AUD	16,579,000	—	4/26/23	6 month AUD-BBR-	3.8825%	140,936
				BBSW

CAD	5,198,000	—	4/25/23	3 month CAD-BA-	2.2069%	24,151
				CDOR

CHF	16,175,000	—	5/2/23	6 month CHF-	1.008%	(10,264)
				LIBOR-BBA

EUR	11,938,000	—	10/18/22	1.818%	6 month EUR-	(742,363)
					EURIBOR-
					REUTERS

EUR	296,189,000 E	—	8/6/17	1 year EUR-EONIA-	1.102%	1,310,622
				OIS-COMPOUND

Absolute Return 300 Fund	49

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	74,426,000	$—	8/30/14	1 year EUR-EONIA-	0.11%	$55,255
				OIS-COMPOUND

EUR	74,426,000	—	8/30/14	0.309%	3 month EUR-	(289,913)
					EURIBOR-
					REUTERS

EUR	74,426,000	—	8/31/14	1 year EUR-EONIA-	0.11%	55,245
				OIS-COMPOUND

EUR	74,426,000	—	8/31/14	0.314%	3 month EUR-	(299,251)
					EURIBOR-
					REUTERS

EUR	74,426,000	—	9/3/14	1 year EUR-EONIA-	0.086%	7,357
				OIS-COMPOUND

EUR	74,426,000	—	9/3/14	0.283%	3 month EUR-	(237,984)
					EURIBOR-
					REUTERS

EUR	7,864,000	—	2/22/23	6 month EUR-	1.9135%	484,065
				EURIBOR-Telerate

EUR	37,174,000	—	2/22/15	0.59%	6 month EUR-	(205,781)
					EURIBOR-
					Telerate

EUR	24,858,000	—	4/22/23	1.5445%	6 month EUR-	(251,502)
					EURIBOR-
					REUTERS

GBP	2,816,000	—	9/23/31	6 month GBP-	3.1175%	354,828
				LIBOR-BBA

GBP	4,995,000	—	4/25/23	6 month GBP-	1.8463%	14,863
				LIBOR-BBA

GBP	3,046,000	—	4/29/23	6 month GBP-	1.79375%	(15,776)
				LIBOR-BBA

JPY	554,789,000	—	4/30/23	0.73625%	6 month JPY-	7,494
					LIBOR-BBA

PLN	24,893,000	—	4/17/15	6 month PLN-	3.02%	38,288
				WIBOR-WIBO

JPMorgan Chase Bank N.A.
	$15,586,000	—	2/28/18	0.92%	3 month USD-	(107,643)
					LIBOR-BBA

	106,775,000 E	(118,432)	6/19/15	0.40%	3 month USD-	(198,514)
					LIBOR-BBA

	35,669,000 E	(92,575)	6/19/18	1.00%	3 month USD-	(298,029)
					LIBOR-BBA

	123,979,000 E	1,044,467	6/19/23	3 month USD-	2.00%	2,332,608
				LIBOR-BBA

	17,990,000 E	(250,961)	6/19/23	2.00%	3 month USD-	(437,877)
					LIBOR-BBA

	5,181,000	—	4/15/23	3 month USD-	1.9475%	55,864
				LIBOR-BBA

50	Absolute Return 300 Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
AUD	5,582,000	$—	4/30/23	3.805%	6 month AUD-	$(10,961)
					BBR-BBSW

AUD	6,780,000	—	4/26/23	6 month AUD-BBR-	3.8875%	60,663
				BBSW

CAD	3,390,000	—	9/21/21	2.3911%	3 month CAD-	(113,702)
					BA-CDOR

CAD	15,775,000	—	5/2/15	3 month CAD-BA-	1.6575%	147,967
				CDOR

CAD	16,294,000	—	2/26/18	3 month CAD-BA-	1.65%	74,255
				CDOR

CAD	5,992,000	—	4/26/23	2.1706%	3 month CAD-	(7,560)
					BA-CDOR

CZK	38,594,000	—	1/16/23	6 month CZK-	1.44%	54,310
				PRIBOR-PRBO

CZK	38,594,000	—	1/21/23	6 month CZK-	1.44%	53,801
				PRIBOR-PRBO

GBP	6,596,000	—	2/20/23	2.226%	6 month GBP-	(436,144)
					LIBOR-BBA

GBP	32,560,000	—	2/20/15	6 month GBP-	0.668%	84,706
				LIBOR-BBA

PLN	6,247,000	—	1/16/23	3.855%	6 month PLN-	(131,524)
					WIBOR-WIBO

PLN	6,247,000	—	1/21/23	3.81%	6 month PLN-	(121,140)
					WIBOR-WIBO

PLN	24,892,000	—	4/17/15	6 month PLN-	3.01%	36,760
				WIBOR-WIBO

Total						$(7,524,377)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,430,712	$22,802	1/12/41	4.50% (1 month	Synthetic TRS Index	$(4,924)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Barclays Bank PLC
1,178,931	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,159
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

261,554	—	1/12/41	5.00% (1 month	Synthetic MBX Index	742
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

Absolute Return 300 Fund	51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$4,602,039	$—	1/12/40	4.50% (1 month	Synthetic MBX Index	$8,249
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,173,718	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(31,041)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,145,112	—	1/12/40	5.00% (1 month	Synthetic MBX Index	21,822
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

6,978,513	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(2,030)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

29,564,959	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	234,688
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

9,554,794	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(2,779)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,542,092	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(1,030)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,334,994	—	1/12/40	4.00% (1 month	Synthetic MBX Index	13,060
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,771,046	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(515)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,244,811	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(25,261)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

25,662,564	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	203,710
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

22,970,470	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(6,682)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,002,413	—	1/12/40	4.00% (1 month	Synthetic MBX Index	39,164
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

818,447	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(9,281)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

586,976	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(5,516)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,219,050	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	25,553
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

52	Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$5,760,000	$—	4/7/16	(2.63%)	USA Non Revised	$(147,974)
				Consumer Price
				Index-Urban (CPI-U)

1,218,480	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(354)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,542,092	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(1,030)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

18,768,422	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	148,984
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

12,420,182	—	1/12/40	4.00% (1 month	Synthetic MBX Index	69,466
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

10,831,581	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	85,981
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

20,991,962	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(244,654)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

7,451,064	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(86,840)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,009,689	—	1/12/40	4.50% (1 month	Synthetic MBX Index	3,602
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,455,124	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,899
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

9,314,988	—	1/12/40	4.50% (1 month	Synthetic MBX Index	16,697
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

39,235,758	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(11,413)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

9,701,791	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(2,822)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

490,580	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(143)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,033,163	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,768
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,350,535	—	1/12/40	5.00% (1 month	Synthetic MBX Index	8,977
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Absolute Return 300 Fund	53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$2,429,042	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$6,508
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

997,773	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	1,944
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

1,003,196	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	7,963
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

25,526,691	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	202,632
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

34,643,556	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	67,511
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

18,233,373	—	1/12/38	6.50% (1 month	Synthetic MBX Index	(144,737)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

24,745,472	—	1/12/39	6.00% (1 month	Synthetic MBX Index	(48,222)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

4,122,714	(17,715)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(9,106)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

2,061,442	(4,993)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(688)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

2,061,442	(8,858)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(4,553)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,430,712	23,249	1/12/41	4.50% (1 month	Synthetic TRS Index	(4,477)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,136,893	(15,190)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(5,944)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

10,744,545	(39,453)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(15,439)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

4,136,893	(15,190)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(5,944)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,396,955	(14,406)	1/12/38	(6.50%) 1 month	Synthetic MBX Index	823
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

54	Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
$1,975,897	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$(575)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,639,989	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(477)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,032,494	—	1/12/41	(3.50%) 1 month	Synthetic TRS Index	16,178
			USD-LIBOR	3.50% 30 year Fannie
				Mae pools

Credit Suisse International
2,361,395	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(687)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

26,635	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(310)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,557,277	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	75,866
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,104,917	19,681	1/12/41	4.50% (1 month	Synthetic TRS Index	(1,731)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,430,712	24,590	1/12/41	4.50% (1 month	Synthetic TRS Index	(3,136)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Deutsche Bank AG
9,557,277	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	75,866
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Goldman Sachs International
2,127,450	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(19,994)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

7,456,269	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(70,075)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

5,751,888	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(54,057)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,103,776	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(16,378)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

20,247,214	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(157,623)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

3,290,000	—	3/1/16	2.47%	USA Non Revised	45,205
				Consumer Price
				Index-Urban (CPI-U)

Absolute Return 300 Fund	55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$2,467,500	$—	3/3/16	2.45%	USA Non Revised	$31,411
				Consumer Price
				Index-Urban (CPI-U)

7,224,664	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(67,898)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

11,539,547	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(3,357)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,880,810	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(45,229)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,898,824	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(68,781)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

7,875,929	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(77,033)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

7,875,929	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(77,033)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

806,424	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(9,399)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,933,187	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	70,912
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,356,038	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	26,640
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,265,686	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(17,638)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

3,833,018	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(29,840)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

413,989	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(3,891)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,303,924	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(75,928)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

12,773,515	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(144,844)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,029,261	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(31,367)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

56	Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$2,406,855	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$(18,737)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

8,058,347	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(62,734)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,662,011	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(15,620)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

5,588,298	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(65,130)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

695,916	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(8,111)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

12,237,775	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	97,144
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

986,630	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(9,272)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,023,435	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(19,016)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

542,057	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	4,303
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,445,538	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	11,475
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

7,647,000	—	4/3/17	2.3225%	USA Non Revised	78,152
				Consumer Price
				Index-Urban (CPI-U)

7,647,000	—	4/4/17	2.35%	USA Non Revised	89,623
				Consumer Price
				Index-Urban (CPI-U)

1,963,861	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(18,457)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,927,722	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(36,913)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,660,587	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(25,004)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

7,647,000	—	4/5/17	2.355%	USA Non Revised	91,917
				Consumer Price
				Index-Urban (CPI-U)

Absolute Return 300 Fund	57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$7,647,000	$—	4/5/22	2.66%	USA Non Revised	$131,223
					Consumer Price
					Index-Urban (CPI-U)

	1,226,199	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(11,524)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	8,171,313	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(76,795)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	11,552,965	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(112,997)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,338,562	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	15,600
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	1,338,562	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	15,600
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	2,456,323	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	43,333
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	8,064,241	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	93,986
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	1,032,494	—	1/12/41	3.50% (1 month	Synthetic TRS Index	(16,178)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	14,524,035	(161,125)	1/12/38	(6.50%) 1 month	Synthetic TRS Index	4,083
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	14,532,806	158,953	1/12/39	6.00% (1 month	Synthetic TRS Index	19,291
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	1,738,657	10,323	1/12/41	4.00% (1 month	Synthetic TRS Index	(12,433)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,737,217	23,344	1/12/41	4.50% (1 month	Synthetic TRS Index	(10,107)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	1,430,712	24,367	1/12/41	4.50% (1 month	Synthetic TRS Index	(3,359)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

GBP	4,772,000	—	3/30/17	(3.0925%)	GBP Non-revised UK	56,706
					Retail Price Index

GBP	4,772,000	—	4/2/17	(3.085%)	GBP Non-revised UK	34,543
					Retail Price Index

GBP	9,544,000	—	9/20/17	2.6625%	GBP Non-revised UK	(520,794)
					Retail Price Index

58	Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
GBP	4,772,000	$—	9/21/17	2.66%	GBP Non-revised UK	$(261,397)
					Retail Price Index

GBP	4,772,000	—	4/3/17	(3.09%)	GBP Non-revised UK	32,541
					Retail Price Index

JPMorgan Chase Bank N.A.
GBP	4,325,000	—	9/12/14	2.825%	GBP Non-revised UK	(99,060)
					Retail Price Index

Total						$(864,818)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
DJ CDX NA CMBX	BBB–/P	$22,719	$377,000	5/11/63	300 bp	$17,328
BBB Index

DJ CDX NA CMBX	BBB–/P	36,774	538,000	5/11/63	300 bp	29,081
BBB Index

DJ CDX NA CMBX	BBB–/P	46,609	755,000	5/11/63	300 bp	35,813
BBB Index

DJ CDX NA CMBX	BBB–/P	44,403	779,000	5/11/63	300 bp	33,263
BBB Index

Barclays Bank PLC
Irish Gov’t, 4.50%,	—	(60,491)	755,000	9/20/17	(100 bp)	(47,946)
4/18/2020

Obrigacoes Do	—	(123,187)	755,000	9/20/17	(100 bp)	(55,031)
Tesouro, 5.45%,
9/23/13

Credit Suisse International
DJ CDX NA CMBX	BBB–/P	54,488	748,000	5/11/63	300 bp	43,792
BBB Index

DJ CDX NA CMBX	BBB–/P	82,769	1,080,000	5/11/63	300 bp	67,325
BBB Index

Spain Gov’t, 5.50%,	—	(89,008)	755,000	9/20/17	(100 bp)	(52,190)
7/30/2017

Total						$71,435

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2013. Securities rated by Putnam are indicated by “/P.”

Absolute Return 300 Fund	59

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$141,431,972	$—

Foreign government and agency bonds and notes	—	48,261,827	—

Mortgage-backed securities	—	346,979,669	—

Senior loans	—	76,915,425	—

U.S. government and agency mortgage obligations	—	194,482,332	—

U.S. treasury obligations	—	409,025	—

Short-term investments	18,104,819	181,888,723	—

Totals by level	$18,104,819	$990,368,973	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(140,057)	$—

Futures contracts	(168,529)	—	—

Written options outstanding	(12,188)	—	—

Forward premium swap option contracts	—	(139,585)	—

TBA sale commitments	—	(76,521,639)	—

Interest rate swap contracts	—	(4,207,470)	—

Total return swap contracts	—	(895,197)	—

Credit default contracts	—	56,359	—

Totals by level	$(180,717)	$(81,847,589)	$—

The accompanying notes are an integral part of these financial statements.

60	Absolute Return 300 Fund

Statement of assets and liabilities 4/30/13 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $962,268,653)	$992,438,973
Affiliated issuers (identified cost $16,034,819) (Note 6)	16,034,819

Cash	217,021

Foreign currency (cost $891,270) (Note 1)	891,538

Interest and other receivables	5,291,996

Receivable for shares of the fund sold	10,235,272

Receivable for investments sold	15,111,701

Receivable for sales of delayed delivery securities (Note 1)	76,672,462

Unrealized appreciation on OTC swap contracts (Note 1)	15,393,190

Unrealized appreciation on forward premium swap option contracts (Note 1)	1,738,949

Unrealized appreciation on forward currency contracts (Note 1)	3,281,737

Premium paid on OTC swap contracts (Note 1)	6,830,975

Receivable for variation margin (Note 1)	12,679

Total assets	1,144,151,312

LIABILITIES

Payable for investments purchased	13,531,923

Payable for purchases of delayed delivery securities (Note 1)	171,401,690

Payable for shares of the fund repurchased	8,767,150

Payable for compensation of Manager (Note 2)	279,620

Payable for custodian fees (Note 2)	12,460

Payable for Trustee compensation and expenses (Note 2)	83,822

Payable for distribution fees (Note 2)	246,609

Unrealized depreciation on forward currency contracts (Note 1)	3,421,794

Unrealized depreciation on forward premium swap option contracts (Note 1)	1,878,534

Written options outstanding, at value (premiums $20,214) (Notes 1 and 3)	12,188

Premium received on OTC swap contracts (Note 1)	3,559,523

Unrealized depreciation on OTC swap contracts (Note 1)	23,710,950

TBA sale commitments, at value (proceeds receivable $75,980,586) (Note 1)	76,521,639

Collateral on certain derivative contracts, at value (Note 1)	2,070,000

Other accrued expenses	81,238

Total liabilities	305,579,140

Net assets	$838,572,172

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$860,801,432

Undistributed net investment income (Note 1)	7,382,406

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(50,412,938)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	20,801,272

Total — Representing net assets applicable to capital shares outstanding	$838,572,172

(Continued on next page)

Absolute Return 300 Fund	61

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($444,034,099 divided by 41,099,390 shares)	$10.80

Offering price per class A share (100/99.00 of $10.80)*	$10.91

Net asset value and offering price per class B share ($13,201,713 divided by 1,227,618 shares)**	$10.75

Net asset value and offering price per class C share ($176,771,629 divided by 16,501,944 shares)**	$10.71

Net asset value and redemption price per class M share ($10,828,733 divided by 1,004,813 shares)	$10.78

Offering price per class M share (100/99.25 of $10.78)*	$10.86

Net asset value, offering price and redemption price per class R share
($780,785 divided by 72,441 shares)	$10.78

Net asset value, offering price and redemption price per class R5 share
($10,586 divided by 975 shares)	$10.85†

Net asset value, offering price and redemption price per class R6 share
($2,573,610 divided by 237,067 shares)	$10.86

Net asset value, offering price and redemption price per class Y share
($190,371,017 divided by 17,575,672 shares)	$10.83

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

62	Absolute Return 300 Fund

Statement of operations Six months ended 4/30/13 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $13,408) (including interest income of $28,282 from investments
in affiliated issuers) (Note 6)	$17,738,615

EXPENSES

Compensation of Manager (Note 2)	2,303,323

Investor servicing fees (Note 2)	400,211

Custodian fees (Note 2)	29,263

Trustee compensation and expenses (Note 2)	33,863

Administrative services (Note 2)	12,614

Distribution fees (Note 2)	1,578,675

Other	111,083

Fees waived and reimbursed by Manager (Note 2)	(535,221)

Total expenses	3,933,811

Expense reduction (Note 2)	(1,444)

Net expenses	3,932,367

Net investment income	13,806,248

Net realized gain on investments (Notes 1 and 3)	3,809,426

Net increase from payments by affiliates (Note 2)	11,167

Net realized gain on swap contracts (Note 1)	5,549,160

Net realized loss on futures contracts (Note 1)	(651,145)

Net realized gain on foreign currency transactions (Note 1)	7,761,410

Net realized gain on written options (Notes 1 and 3)	3,319,910

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(604,850)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
forward premium swap option contracts and TBA sale commitments during the period	(1,196,933)

Net gain on investments	17,998,145

Net increase in net assets resulting from operations	$31,804,393

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund	63

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/13*	Year ended 10/31/12

Operations:
Net investment income	$13,806,248	$33,461,192

Net realized gain (loss) on investments
and foreign currency transactions	19,799,928	(93,671,197)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(1,801,783)	89,933,466

Net increase in net assets resulting from operations	31,804,393	29,723,461

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(7,528,663)	(7,704,865)

Class B	(179,939)	(126,092)

Class C	(1,212,516)	(738,438)

Class M	(165,473)	(159,111)

Class R	(8,407)	(5,792)

Class R5	(166)	—

Class R6	(169)	—

Class Y	(3,651,161)	(3,956,762)

Decrease from capital share transactions (Note 4)	(139,589,851)	(581,302,700)

Total decrease in net assets	(120,531,952)	(564,270,299)

NET ASSETS

Beginning of period	959,104,124	1,523,374,423

End of period (including undistributed net investment
income of $7,382,406 and $6,322,652, respectively)	$838,572,172	$959,104,124

* Unaudited

The accompanying notes are an integral part of these financial statements.

64	Absolute Return 300 Fund

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Absolute Return 300 Fund	65

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
April 30, 2013**	$10.58	.17	.21	.38	(.16)	—	(.16)	—	$10.80	3.63*	$444,034	.39*[d]	1.60*[d]	115*[e]
October 31, 2012	10.38	.31	(.01)	.30	(.10)	—	(.10)	—	10.58	2.97	518,088	.82 [d]	2.94 [d]	238 [e]
October 31, 2011	10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	—	10.38	(1.72)	830,296	.87 [d]	3.55 [d]	188 [e]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.92	3.53	498,715	1.09	4.18	219 [e]
October 31, 2009†	10.00	.32	.33	.65	— [f]	—	— [f]	— [f]	10.65	6.52*	107,098	1.11*[d]	3.02*[d]	39*

Class B
April 30, 2013**	$10.53	.16	.20	.36	(.14)	—	(.14)	—	$10.75	3.46*	$13,202	.49*[d]	1.50*[d]	115*[e]
October 31, 2012	10.32	.28	.01	.29	(.08)	—	(.08)	—	10.53	2.86	13,859	1.02 [d]	2.71 [d]	238 [e]
October 31, 2011	10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	—	10.32	(2.03)	16,066	1.07 [d]	3.48 [d]	188 [e]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	— [f]	10.86	3.17	14,957	1.41	3.81	219 [e]
October 31, 2009†	10.00	.26	.34	.60	— [f]	—	— [f]	— [f]	10.60	6.01*	6,056	1.63*[d]	2.49*[d]	39*

Class C
April 30, 2013**	$10.44	.13	.21	.34	(.07)	—	(.07)	—	$10.71	3.23*	$176,772	.76*[d]	1.22*[d]	115*[e]
October 31, 2012	10.24	.22	.01	.23	(.03)	—	(.03)	—	10.44	2.23	201,889	1.57 [d]	2.19 [d]	238 [e]
October 31, 2011	10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	—	10.24	(2.53)	291,442	1.62 [d]	2.86 [d]	188 [e]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	— [f]	10.80	2.76	220,223	1.84	3.40	219 [e]
October 31, 2009†	10.00	.28	.31	.59	— [f]	—	— [f]	— [f]	10.59	5.91*	58,151	1.76*[d]	2.66*[d]	39*

Class M
April 30, 2013**	$10.55	.17	.21	.38	(.15)	—	(.15)	—	$10.78	3.68*	$10,829	.41*[d]	1.56*[d]	115*[e]
October 31, 2012	10.35	.30	— [f]	.30	(.10)	—	(.10)	—	10.55	2.90	11,914	.87 [d]	2.89 [d]	238 [e]
October 31, 2011	10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	—	10.35	(1.85)	17,639	.92 [d]	3.56 [d]	188 [e]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.90	3.51	13,405	1.16	4.12	219 [e]
October 31, 2009†	10.00	.29	.34	.63	— [f]	—	— [f]	— [f]	10.63	6.32*	1,926	1.24*[d]	2.74*[d]	39*

Class R
April 30, 2013**	$10.54	.16	.21	.37	(.13)	—	(.13)	—	$10.78	3.56*	$781	.51*[d]	1.46*[d]	115*[e]
October 31, 2012	10.34	.28	— [f]	.28	(.08)	—	(.08)	—	10.54	2.71	734	1.07 [d]	2.68 [d]	238 [e]
October 31, 2011	10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	—	10.34	(1.98)	801	1.12 [d]	3.35 [d]	188 [e]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	— [f]	10.89	3.28	553	1.34	3.95	219 [e]
October 31, 2009†	10.00	.30	.32	.62	— [f]	—	— [f]	— [f]	10.62	6.22*	88	1.33*[d]	2.87*[d]	39*

Class R5
April 30, 2013**	$10.63	.19	.20	.39	(.17)	—	(.17)	—	$10.85	3.74*	$11	.26*[d]	1.74*[d]	115*[e]
October 31, 2012‡	10.42	.09	.12	.21	—	—	—	—	10.63	2.02*	10	.18*[d]	.84*[d]	238 [e]

Class R6
April 30, 2013**	$10.63	.06 [g]	.35	.41	(.18)	—	(.18)	—	$10.86	3.87*	$2,574	.26*[d]	.48*[d,g]	115*[e]
October 31, 2012‡	10.42	.09	.12	.21	—	—	—	—	10.63	2.02*	10	.18*[d]	.84*[d]	238 [e]

Class Y
April 30, 2013**	$10.63	.18	.21	.39	(.19)	—	(.19)	—	$10.83	3.74*	$190,371	.26*[d]	1.71*[d]	115*[e]
October 31, 2012	10.43	.33	— [f]	.33	(.13)	—	(.13)	—	10.63	3.21	212,599	.57 [d]	3.20 [d]	238 [e]
October 31, 2011	10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	—	10.43	(1.47)	367,131	.62 [d]	3.82 [d]	188 [e]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	— [f]	10.96	3.81	248,102.84		4.41	219 [e]
October 31, 2009†	10.00	.39	.28	.67	— [f]	—	— [f]	— [f]	10.67	6.72*	75,335	.90*[d]	3.67*[d]	39*

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

66	Absolute Return 300 Fund	Absolute Return 300 Fund	67

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	4/30/13	10/31/12	10/31/11	10/31/09

Class A	0.06%	0.19%	0.18%	0.15%

Class B	0.06	0.19	0.18	0.15

Class C	0.06	0.19	0.18	0.15

Class M	0.06	0.19	0.18	0.15

Class R	0.06	0.19	0.18	0.15

Class R5	0.05	0.05	N/A	N/A

Class R6	0.03	0.03	N/A	N/A

Class Y	0.06	0.19	0.18	0.15

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g The net investment income ratio and per share amount shown for the period ending April 30, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

68	Absolute Return 300 Fund

Notes to financial statements 4/30/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2012 through April 30, 2013.

Putnam Absolute Return 300 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to earn a positive total return that exceeds the rate of inflation by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: residential mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase (on purchases prior to April 5, 2010, a contingent deferred sales charge on class B shares is applicable if they are sold within four years of purchase). Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees.

Absolute Return 300 Fund	69

If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of

70	Absolute Return 300 Fund

investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to hedge against changes in values of securities it owns, owned or expects to own and to hedge prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on

Absolute Return 300 Fund	71

the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries and to hedge inflation in specific regions or countries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying

72	Absolute Return 300 Fund

reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $717,110 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,892,257 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $5,883,084.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers

Absolute Return 300 Fund	73

securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2012, the fund had a capital loss carryover of $69,454,813 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover

Short-term	Long-term	Total	Expiration

$30,346,374	$33,886,552	$64,232,926	*

5,221,887	N/A	5,221,887	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $979,536,653, resulting in gross unrealized appreciation and depreciation of $38,175,753 and $9,238,614, respectively, or net unrealized appreciation of $28,937,139.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources

74	Absolute Return 300 Fund

are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective March 1, 2013, the fund pays Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears a fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

Prior to March 1, 2013, the fund paid Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that varied based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates varied as follows:

0.730%	of the first $5 billion,	0.530%	of the next $50 billion,

0.680%	of the next $5 billion,	0.510%	of the next $50 billion,

0.630%	of the next $10 billion,	0.500%	of the next $100 billion and

0.580%	of the next $10 billion,	0.495%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 3.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.12%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.292% of the fund’s average net assets before a decrease of $313,919 (0.035% of the fund’s average net assets) based on performance.

Prior to March 1, 2013, Putnam Management had agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) would not exceed an annual rate of 0.60% of the

Absolute Return 300 Fund	75

fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $535,221 as a result of this limit.

Prior to March 1, 2013, Putnam Management had also contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Putnam Management voluntarily reimbursed the fund $11,167 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees that were paid directly by the fund were as follows:

Class A	$216,367	Class R5	4

Class B	5,903	Class R6	2

Class C	83,948	Class Y	88,686

Class M	4,990	Total	$400,211

Class R	311

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,444 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $624, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for

76	Absolute Return 300 Fund

the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$598,594	Class M	16,739

Class B	29,947	Class R	1,802

Class C	931,593	Total	$1,578,675

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $7,913 and $2 from the sale of class A and class M shares, respectively, and received $2,313 and $3,781 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class  A and class  M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $8 and no monies on class  A and class  M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $760,150,866 and $733,985,888, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

		Written swap	Written	Written option
		option contract	swap option	contract	Written option
		amounts	premiums	amounts	premiums

Written options outstanding at
the beginning of the reporting
period	USD	59,272,000	$1,140,986	—	$—
	EUR	—	$—	—	$—

Options opened	USD	1,720,375,000	—	52	20,214
	EUR	240,012,000	2,769,573	—	—

Options exercised	USD	(129,543,000)	—	—	—
	EUR	—	—	—	—

Options expired	USD	—	—	—	—
	EUR	—	—	—	—

Options closed	USD	(625,819,000)	(1,140,986)	—	—
	EUR	(240,012,000)	(2,769,573)	—	—

Written options outstanding at
the end of the reporting period	USD	1,024,285,000	$—	52	$20,214
	EUR	—	$—	—	$—

Absolute Return 300 Fund	77

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	4,534,598	$48,402,639	9,584,589	$99,378,437

Shares issued in connection with
reinvestment of distributions	624,276	6,567,380	651,575	6,593,943

	5,158,874	54,970,019	10,236,164	105,972,380

Shares repurchased	(13,019,704)	(138,935,197)	(41,263,297)	(427,351,509)

Net decrease	(7,860,830)	$(83,965,178)	(31,027,133)	$(321,379,129)

	Six months ended 4/30/13		Year ended 10/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	85,145	$905,639	171,422	$1,771,756

Shares issued in connection with
reinvestment of distributions	14,895	156,096	10,602	106,975

	100,040	1,061,735	182,024	1,878,731

Shares repurchased	(189,206)	(2,007,995)	(421,328)	(4,358,200)

Net decrease	(89,166)	$(946,260)	(239,304)	$(2,479,469)

	Six months ended 4/30/13		Year ended 10/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	948,158	$10,025,098	2,552,978	$26,203,722

Shares issued in connection with
reinvestment of distributions	94,430	987,736	57,918	582,079

	1,042,588	11,012,834	2,610,896	26,785,801

Shares repurchased	(3,880,942)	(40,981,070)	(11,730,137)	(120,579,122)

Net decrease	(2,838,354)	$(29,968,236)	(9,119,241)	$(93,793,321)

	Six months ended 4/30/13		Year ended 10/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	84,016	$894,022	117,273	$1,215,081

Shares issued in connection with
reinvestment of distributions	15,069	158,069	15,179	153,312

	99,085	1,052,091	132,452	1,368,393

Shares repurchased	(223,342)	(2,373,762)	(707,783)	(7,326,760)

Net decrease	(124,257)	$(1,321,671)	(575,331)	$(5,958,367)

	Six months ended 4/30/13		Year ended 10/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	11,704	$124,386	17,883	$184,038

Shares issued in connection with
reinvestment of distributions	801	8,407	573	5,792

	12,505	132,793	18,456	189,830

Shares repurchased	(9,672)	(102,256)	(26,297)	(273,100)

Net increase (decrease)	2,833	$30,537	(7,841)	$(83,270)

78	Absolute Return 300 Fund

			For the period 7/3/12
			(commencement of operations)
	Six months ended 4/30/13		to 10/31/12

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	960	$10,000

Shares issued in connection with
reinvestment of distributions	15	166	—	—

	15	166	960	10,000

Shares repurchased	—	—	—	—

Net increase	15	$166	960	$10,000

			For the period 7/3/12
			(commencement of operations)
	Six months ended 4/30/13		to 10/31/12

Class R6	Shares	Amount	Shares	Amount

Shares sold	236,829	$2,562,495	960	$10,000

Shares issued in connection with
reinvestment of distributions	16	169	—	—

	236,845	2,562,664	960	10,000

Shares repurchased	(738)	(8,000)	—	—

Net increase	236,107	$2,554,664	960	$10,000

	Six months ended 4/30/13		Year ended 10/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	3,828,995	$41,054,416	9,750,614	$101,156,780

Shares issued in connection with
reinvestment of distributions	250,830	2,641,245	237,559	2,411,226

	4,079,825	43,695,661	9,988,173	103,568,006

Shares repurchased	(6,509,190)	(69,669,534)	(25,198,856)	(261,197,150)

Net decrease	(2,429,365)	$(25,973,873)	(15,210,683)	$(157,629,144)

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	975	100.00%	$10,586

Class R6	976	0.41	10,599

Absolute Return 300 Fund	79

Note 5: Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased swap option contracts (contract amount)	$922,500,000

Written option contracts (number of contracts)	20

Written swap option contracts (contract amount)	$780,900,000

Futures contracts (number of contracts)	1,000

Forward currency contracts (contract amount)	$855,500,000

OTC interest rate swap contracts (notional)	$4,194,600,000

Centrally cleared interest rate swap contracts (notional)	$4,200,000

OTC total return swap contracts (notional)	$697,400,000

OTC credit default swap contracts (notional)	$4,100,000

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$117,519	Payables	$61,160

Foreign exchange
contracts	Receivables	3,281,737	Payables	3,421,794

Investments,
	Receivables,		Payables,
	Net assets —		Net assets —
	Unrealized		Unrealized
Interest rate contracts	appreciation	14,473,814*	depreciation	19,896,783*

Total		$17,873,070		$23,379,737

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(756,514)	$(756,514)

Foreign exchange
contracts	—	—	7,732,064	—	$7,732,064

Interest rate contracts	(3,273,125)	(651,145)	—	6,305,674	$2,381,404

Total	$(3,273,125)	$(651,145)	$7,732,064	$5,549,160	$9,356,954

80	Absolute Return 300 Fund

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$134,008	$134,008

Foreign exchange
contracts	—	—	(639,663)	—	$(639,663)

Interest rate contracts	1,817,540	282,550	—	(5,671,747)	$(3,571,657)

Total	$1,817,540	$282,550	$(639,663)	$(5,537,739)	$(4,077,312)

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliates	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$102,975,917	$110,327,470	$213,303,387	$25,006	$—

Putnam Short Term
Investment Fund*	—	126,891,077	110,856,258	3,276	16,034,819

Totals	$102,975,917	$237,218,547	$324,159,645	$28,282	$16,034,819

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncement

In January 2013, ASU 2013–01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011–11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013–01 and 2011–11 and their impact, if any, on the fund’s financial statements.

Absolute Return 300 Fund	81

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund®
The Putnam Fund for Growth and Income	Absolute Return 300 Fund®
International Value Fund	Absolute Return 500 Fund®
Multi-Cap Value Fund	Absolute Return 700 Fund®
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

82	Absolute Return 300 Fund

Global Sector	Putnam RetirementReady® Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Dynamic Asset Allocation
Conservative Fund	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation Growth Fund	Retirement Income Fund Lifestyle 2
Dynamic Risk Allocation Fund	Retirement Income Fund Lifestyle 3

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Absolute Return 300 Fund	83

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

84	Absolute Return 300 Fund

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Robert R. Leveille
	Charles B. Curtis	Vice President and
Investment Sub-Manager	Robert J. Darretta	Chief Compliance Officer
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	John A. Hill	Michael J. Higgins
London, England SW1A 1LD	Paul L. Joskow	Vice President and Treasurer
Elizabeth T. Kennan
Investment Sub-Advisor	Kenneth R. Leibler	Janet C. Smith
The Putnam Advisory	Robert E. Patterson	Vice President,
Company, LLC	George Putnam, III	Principal Accounting Officer,
One Post Office Square	Robert L. Reynolds	and Assistant Treasurer
Boston, MA 02109	W. Thomas Stephens
Susan G. Malloy
Marketing Services	Officers	Vice President and
Putnam Retail Management	Robert L. Reynolds	Assistant Treasurer
One Post Office Square	President
Boston, MA 02109		James P. Pappas
	Jonathan S. Horwitz	Vice President
Custodian	Executive Vice President,
State Street Bank	Principal Executive Officer, and	Mark C. Trenchard
and Trust Company	Compliance Liaison	Vice President and
BSA Compliance Officer
Legal Counsel	Steven D. Krichmar
Ropes & Gray LLP	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
Associate Treasurer

This report is for the information of shareholders of Putnam Absolute Return 300 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this Microsoft Tag barcode to update your mailing options.

SA109
281432 6/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 27, 2013